UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number           811-5850
                                                --------------------------------

                             OneAmerica Funds, Inc.
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 1 American Square, Indianapolis, IN, 46282-8216
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               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                 1 American Square, Indianapolis, IN, 46282-8216
   ---------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                            ------------

                   Date of fiscal year end: December 31, 2009
                                            -----------------

                   Date of reporting period: December 31, 2009
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N- CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

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                                DECEMBER 31, 2009
================================================================================

                          [GRAPHIC OF ONEAMERICA FUNDS]

 [LOGO OF ONEAMERICA]     ONEAMERICA(R) FUNDS, INC.
     ONEAMERICA(R)        ANNUAL REPORT
     FUNDS, INC.

      NOTE: The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

      Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica Securities, Inc., Member FINRA, SIPC, a wholly owned subsidiary of AUL.

================================================================================
                            ONEAMERICA(R) FUNDS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Directors and Officers of OneAmerica Funds, Inc.

Jean L. Wojtowicz, Chairwoman of      J. Scott Davison, President
   the Board of Directors             Constance E. Lund, Treasurer
William R. Brown, Director            Thomas M. Zurek, Secretary
Steven J. Helmich, Director (1)       Daniel Schluge, Assistant Treasurer
James L. Isch, Director (1)           Richard M. Ellery, Assistant Secretary and
Gilbert F. Viets, Director (1)           Chief Compliance Officer

(1) Audit Committee

                                           A Message
[PHOTO OF J. SCOTT DAVISON]                From
                                           The President
                                           of OneAmerica Funds, Inc.

It is a pleasure to present you with the 2009 annual report for OneAmerica Funds, Inc. This report includes performance, portfolio holdings, insights from the portfolio managers and financial information for each portfolio within the fund. I trust you will find this information useful as you review your investments.

Investors were once again subjected to a tumultuous year during 2009 as prices and valuations for various asset classes gyrated wildly throughout the year. Investor sentiment shifted as the year progressed due to the realization that the financial system would survive the recent upheaval. Investors were also encouraged by government efforts to stimulate the U.S. economy and the improving prospects for a global economic recovery.

As a result, the U.S. stock market ended the year with double-digit returns, providing a dramatic recovery from its March bear market lows. A reduction in risk aversion also resulted in strong demand for investment grade and high yield securities, accompanied by attractive and above-average returns.

I am pleased to report that the OneAmerica portfolios successfully maneuvered through the market environment last year and reported strong absolute and relative investment performance. Absolute investment performance for each portfolio in OneAmerica Funds, Inc. for calendar year 2009 has been listed below. I encourage your careful review of the portfolio managers' comments on the following pages. They will provide additional insight into the market environment and specific drivers of portfolio investment performance.

    PORTFOLIO                              CLASS O            ADVISOR CLASS
    ---------                              -------            -------------
    Value Portfolio                         30.3%                 29.9%
    Money Market Portfolio                   0.1%                  0.0%
    Investment Grade Bond Portfolio         15.5%                 15.2%
    Asset Director Portfolio                26.2%                 25.8%
    Socially Responsive Portfolio           30.9%                 30.6%

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio, but do not reflect specified contract charges and mortality and expense risk charges.

I am pleased to announce that Dr. James Isch, NCAA, Interim President, has joined the board as a new director to the fund. I look forward to the insight and guidance he will provide.

As always, we will continue to focus on the vision, values and goals that represent the very core of our company and our investment philosophy. Thank you for your continued confidence and investment in OneAmerica Funds, Inc.

                                                          /s/ J. Scott Davison

                                                          J. Scott Davison
                                                          President
                                                          OneAmerica Funds, Inc.

Indianapolis, Indiana
February 12, 2010

                                        A Message
[PHOTO OF KATHRYN HUDSPETH]             From
                                        Kathryn Hudspeth,
                                        Portfolio Manager of the Value Portfolio

The Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The portfolio uses a "value, multi-cap" approach when selecting securities, concentrating on companies that appear undervalued compared to the market and to their own valuation levels.

After experiencing one of the worst calendar year returns in 2008, the U.S. equity market staged an impressive rally during 2009. Investors were encouraged by the prospect that the longest recession since the 1930s would finally end. Excessive inflation did not appear to be a near-term threat due to high unemployment levels, capacity underutilization and weak consumer demand. We were also experiencing a low interest rate environment, with little indication the Federal Reserve would change its accommodative policies in the short-run.

The S&P 500 ended the year with a 26.5 percent investment return, its best calendar year advance since 2003. However, this 12-month return masks the volatility that occurred during the year. During the first quarter, the equity market continued its downward spiral with the S&P 500 declining 25 percent on a principal basis until it reached its low on March 9. From this severe bear market low, the S&P 500 advanced 65 percent through the remainder of the year. Despite the impressive rally through year-end 2009, this broad market index was still trading 29 percent below its previous bull market high reached on October 9, 2007.

During 2009, the technology sector led returns. The materials and consumer discretionary sectors also posted strong performance in response to the expectation of a global economic recovery. The telecommunication and utilities sectors tended to lag the overall market. In terms of investment style, growth outperformed value by a wide margin, in large part due to the outperformance of technology names and the underperformance of the financial and utility sectors.

The investment return for the Value Portfolio - Class O shares was 30.3 percent for calendar 2009. It outperformed the S&P 500 and the Russell 3000 Value Index which reported one-year returns of 26.5 percent and 19.8 percent, respectively. Portfolio performance benefitted from being overweighted in the consumer discretionary sector, underweighted in the consumer staples and financial sectors, and its security selection in the industrial sector. The main deterrent to returns was security selection within the technology sector.

Equity expectations for 2010 are mixed. The 2009 rally in the stock market has resulted in elevated valuations from one year ago. Equity investors will be closely watching for continued verification of an economic recovery. They will also be monitoring corporate earnings and any indication that inflationary pressures are increasing, thereby eliciting a change in fiscal and monetary policy. As such, U.S. equity markets are expected to show positive returns during 2010, but the road may be bumpy along the way.

ONEAMERICA VALUE PORTFOLIO - CLASS O (UNAUDITED)

            [CHART OF ONEAMERICA VALUE PORTFOLIO - CLASS O]

                      VALUE PORTFOLIO - CLASS O                 S&P 500
                      -------------------------                 -------
12/99                          $10,000                          $10,000
 3/00                            9,750                           10,229
 6/00                            9,626                            9,957
 9/00                           10,879                            9,860
12/00                           11,768                            9,088
 3/01                           11,559                            8,010
 6/01                           12,839                            8,479
 9/01                           11,220                            7,234
12/01                           13,099                            8,008
03/02                           14,276                            8,030
06/02                           13,575                            6,954
09/02                           10,972                            5,754
12/02                           12,182                            6,238
03/03                           11,581                            6,043
06/03                           13,558                            6,972
09/03                           14,450                            7,157
12/03                           16,628                            8,029
03/04                           17,277                            8,165
06/04                           17,448                            8,306
09/04                           17,303                            8,151
12/04                           19,118                            8,903
03/05                           19,091                            8,711
06/05                           19,500                            8,831
09/05                           20,609                            9,149
12/05                           21,009                            9,340
03/06                           22,862                            9,733
06/06                           22,021                            9,593
09/06                           22,604                           10,137
12/06                           23,854                           10,816
03/07                           24,792                           10,885
06/07                           26,916                           11,569
09/07                           26,547                           11,804
12/07                           24,705                           11,411
03/08                           22,879                           10,332
06/08                           21,788                           10,050
09/08                           20,529                            9,209
12/08                           15,579                            7,189
03/09                           13,951                            6,397
06/09                           16,355                            7,416
09/09                           19,397                            8,574
12/09                           20,299                            9,092

                              [END CHART]

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------
                                                   Value -              S&P 500
                                                   Class O

One Year                                            30.3%                26.5%
Five Years                                           1.2%                 0.4%
Ten Years                                            7.3%                -1.0%
Value of a hypothetical $10,000
  investment made on 12/31/99                      $20,299               $9,092
--------------------------------------------------------------------------------

The charts above show the Value Portfolio - Class O's total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Investors cannot directly invest in an index.

Performance numbers for the Value Portfolio - Class O are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

ONEAMERICA VALUE PORTFOLIO - ADVISOR CLASS (UNAUDITED)

     [CHART OF ONEAMERICA VALUE PORTFOLIO - ADVISOR CLASS]

                       VALUE PORTFOLIO -
                         ADVISOR CLASS                   S&P 500
                       -----------------                 -------
12/99                       $10,000                      $10,000
 3/00                         9,743                       10,229
 6/00                         9,612                        9,957
 9/00                        10,855                        9,860
12/00                        11,736                        9,088
 3/01                        11,517                        8,010
 6/01                        12,783                        8,479
 9/01                        11,162                        7,234
12/01                        13,023                        8,008
03/02                        14,183                        8,030
06/02                        13,477                        6,954
09/02                        10,884                        5,754
12/02                        12,077                        6,238
03/03                        11,473                        6,043
06/03                        13,422                        6,972
09/03                        14,293                        7,157
12/03                        16,436                        8,029
03/04                        17,066                        8,165
06/04                        17,221                        8,306
09/04                        17,064                        8,151
12/04                        18,841                        8,903
03/05                        18,799                        8,711
06/05                        19,186                        8,831
09/05                        20,263                        9,149
12/05                        20,640                        9,340
03/06                        22,444                        9,733
06/06                        21,602                        9,593
09/06                        22,157                       10,137
12/06                        23,365                       10,816
03/07                        24,264                       10,885
06/07                        26,322                       11,569
09/07                        25,943                       11,804
12/07                        24,127                       11,411
03/08                        22,327                       10,332
06/08                        21,246                       10,050
09/08                        20,003                        9,209
12/08                        15,167                        7,189
03/09                        13,573                        6,397
06/09                        15,900                        7,416
09/09                        18,843                        8,574
12/09                        19,706                        9,092

                          [END CHART]

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------
                                                    Value -             S&P 500
                                                 Advisor Class

One Year                                             29.9%                26.5%
Five Years                                            0.9%                 0.4%
Ten Years                                             7.0%                -1.0%
Value of a hypothetical $10,000
  investment made on 12/31/99                       $19,706              $9,092
--------------------------------------------------------------------------------

The charts above show the Value Portfolio - Advisor Class' total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Investors cannot directly invest in an index.

Performance information, shown for the periods prior to the Advisor Class inception date (3/31/2003), in the Average Annual Total Returns table shows performance for the Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar returns (because all the shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares.

Performance numbers for the Value Portfolio - Advisor Class are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                                 VALUE PORTFOLIO
                          DECEMBER 31, 2009 (UNAUDITED)

                      Industry                             % of Total Net Assets
----------------------------------------------------       ---------------------
   Health Care                                                     12.7%
   Oil & Oil Services                                               8.5
   Diversified Financial Services                                   7.9
   Computer Hardware & Software                                     7.7
   Diversified Manufacturing                                        7.1
   Semiconductors                                                   7.0
   Retail                                                           6.7
   Telecommunication Services                                       4.8
   Aerospace & Defense                                              3.8
   Money Market Mutual Funds                                        3.8
   Automotive Components                                            3.5
   Apparel                                                          3.4
   Transportation                                                   3.2
   Metals & Mining                                                  3.1
   Mutual Funds                                                     3.1
   Food & Beverage                                                  2.3
   Chemicals                                                        1.8
   Electrical Equipment                                             1.8
   Industrial Conglomerates                                         1.6
   Recreation                                                       1.2
   Commercial Services                                              1.1
   Machinery                                                        1.0
   Consumer Finance                                                 0.8
                                                                 ------
                                                                   97.9
   Other assets in excess of liabilities                            2.1
                                                                 ------

   NET ASSETS                                                     100.0%
                                                                 ======

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                          DECEMBER 31, 2009 (UNAUDITED)

                      Industry                             % of Total Net Assets
----------------------------------------------------       ---------------------
   Commercial Banks                                                18.2%
   Medical Products                                                11.6
   Consumer Finance                                                11.4
   Computers & Peripherals                                          7.3
   Diversified Financial Services                                   7.3
   Food, Beverages                                                  7.3
   U.S. Government & Agency Obligations                             6.2
   Money Market Mutual Funds                                        5.0
   Education                                                        3.7
   Entertainment - Diversified                                      3.6
   Electric Products                                                3.5
   Household & Personal Products                                    2.7
   Electric - Integrated                                            2.4
   Aerospace & Defense                                              2.3
   Health Care                                                      2.2
   Transport Service                                                2.2
   Chemical - Diversified                                           1.7
   Variable Rate Demand Notes                                       1.2
                                                                  -----
                                                                   99.8
   Other assets in excess of liabilities                            0.2
                                                                  -----

   NET ASSETS                                                     100.0%
                                                                  =====

                                      A Message
                                      From
[PHOTO OF DAVID WEISENBURGER]         David Weisenburger,
                                      Portfolio Manager of the Investment Grade
                                      Bond Portfolio

The OneAmerica Investment Grade Bond Portfolio invests primarily in U.S. Treasury and Agency bonds and notes, corporate securities, and U.S. Agency-backed residential mortgage obligations. Portfolio holdings can range in maturity from overnight money market investments to bonds with maturities of thirty years or longer. The average duration of the portfolio can be reduced or extended to reflect our interest rate outlook. The portfolio's mix of corporate bonds, U.S. Agencies and Treasuries, and mortgage-backed securities can and will be altered based upon our view of the relative attractiveness of each asset class.

As of the end of 2009, the average security rating assigned by Moody's Investors Service within the Investment Grade Bond Portfolio was Aa1. Approximately 60 percent of the portfolio was invested in U.S. Treasuries, Agencies, and other high quality mortgage and asset-backed securities. The portfolio was also invested in investment grade corporate bonds (28 percent), high yield corporate bonds (7 percent), and other investment grade securities (5 percent). The Portfolio has traditionally been overweight in Credit versus U.S. Treasuries and was throughout all of 2009.

In last year's message, we suggested that opportunities would present themselves during 2009. Early in the year, we became hopeful that fiscal and monetary stimulus, coupled with improved earnings visibility and historically low rates would provide the foundation for a rally in credit-sensitive investments. Given our overweight in credit relative to U.S. Treasuries/Agencies, we were well-positioned to take advantage of a move higher. However, most participants - including us - did not expect a rally as broadly-based or explosive as that which we witnessed during 2009. Not all of the market's losses were recovered, but there was a meaningful retracement. In essence, the credit market was affording equity-like returns with bond-like risk profiles to investors.

Throughout the year, we saw and attempted to exploit return opportunities based upon our view of a security's ability to outperform relative to the market and its peers. Generally, the more credit risk a security had, the better its 2009 performance. According to Barclays Capital, AA rated securities (very high quality) outperformed similar maturity U.S. Treasuries by over 8 percent, A rated securities (high quality) outperformed by over 19 percent, BBB rated securities outperformed by 31 percent and securities considered to be of the highest risk, while still investment grade, outperformed by over 48 percent. Bonds considered the riskiest, junk bonds, outperformed by over 58 percent. Other credit related fixed income security types also outperformed. The Barclays Mortgage-Backed (MBS) Index outperformed U.S. Treasuries by almost 5 percent, asset-backed securities (ABS) outperformed by almost 25 percent and commercial mortgage backed securities (CMBS) outperformed by over 28 percent.

The Investment Grade Bond Portfolio remains positioned to favor higher quality, spread-sensitive securities. Short-term interest rates remain at historic lows as the Federal Reserve continues to ensure ample liquidity and encourages the allocation of capital to riskier assets. We will maintain a duration-neutral bias over the course of 2010, but we will favor a slightly shorter duration, i.e. we will attempt to be less sensitive to interest rate changes given our view that rates will drift higher. We continue to expect higher than average volatility and we believe that focused and diligent credit analysis will uncover new opportunities during 2010.

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - CLASS O (UNAUDITED)

   [CHART OF ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - CLASS O]

                   INVESTMENT GRADE BOND             BARCLAYS CAPITAL
                    PORTFOLIO - CLASS O               U.S. AGGREGATE
                   ---------------------             ----------------
12/99                    $10,000                         $10,000
 3/00                     10,189                          10,221
 6/00                     10,361                          10,398
 9/00                     10,669                          10,712
12/00                     11,076                          11,163
 3/01                     11,456                          11,501
 6/01                     11,522                          11,565
 9/01                     12,000                          12,100
12/01                     11,863                          12,105
03/02                     11,862                          12,117
06/02                     12,118                          12,565
09/02                     12,579                          13,142
12/02                     12,800                          13,348
03/03                     13,024                          13,534
06/03                     13,353                          13,872
09/03                     13,336                          13,851
12/03                     13,423                          13,895
03/04                     13,744                          14,265
06/04                     13,444                          13,917
09/04                     13,812                          14,362
12/04                     13,975                          14,499
03/05                     13,901                          14,429
06/05                     14,245                          14,864
09/05                     14,186                          14,764
12/05                     14,277                          14,851
03/06                     14,196                          14,755
06/06                     14,173                          14,743
09/06                     14,651                          15,304
12/06                     14,820                          15,494
03/07                     15,084                          15,727
06/07                     14,980                          15,645
09/07                     15,367                          16,089
12/07                     15,768                          16,572
03/08                     16,009                          16,931
06/08                     15,915                          16,759
09/08                     15,768                          16,677
12/08                     15,618                          17,440
03/09                     15,962                          17,461
06/09                     16,905                          17,772
09/09                     17,857                          18,437
12/09                     18,039                          18,474

                             [END CHART]

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------
                                        Investment Grade        Barclays Capital
                                          Bond - Class O        U.S. Aggregate

One Year                                      15.5%                  5.9%
Five Years                                     5.2%                  5.0%
Ten Years                                      6.1%                  6.3%
Value of a hypothetical $10,000
  investment made on 12/31/99                $18,039               $18,474
--------------------------------------------------------------------------------

The charts above show the Investment Grade Bond Portfolio - Class O's total returns, which include changes in share price and reinvestment of income and capital gains. Figures for the Barclays Capital U.S. Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance numbers for the Investment Grade Bond Portfolio - Class O are net of all portfolio operating expenses, but do not include separate account or contract charges. If the performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS (UNAUDITED)

[CHART OF ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS]

                    INVESTMENT GRADE BOND            BARCLAYS CAPITAL
                 PORTFOLIO - ADVISOR CLASS            U.S. AGGREGATE
                 -------------------------           ----------------
12/99                     $10,000                         $10,000
 3/00                      10,182                          10,221
 6/00                      10,347                          10,398
 9/00                      10,646                          10,712
12/00                      11,044                          11,163
 3/01                      11,414                          11,501
 6/01                      11,471                          11,565
 9/01                      11,939                          12,100
12/01                      11,794                          12,105
03/02                      11,784                          12,117
06/02                      12,029                          12,565
09/02                      12,477                          13,142
12/02                      12,688                          13,348
03/03                      12,898                          13,534
06/03                      13,221                          13,872
09/03                      13,234                          13,851
12/03                      13,275                          13,895
03/04                      13,583                          14,265
06/04                      13,277                          13,917
09/04                      13,630                          14,362
12/04                      13,786                          14,499
03/05                      13,702                          14,429
06/05                      14,029                          14,864
09/05                      13,960                          14,764
12/05                      14,039                          14,851
03/06                      13,949                          14,755
06/06                      13,918                          14,743
09/06                      14,376                          15,304
12/06                      14,533                          15,494
03/07                      14,768                          15,727
06/07                      14,656                          15,645
09/07                      15,034                          16,089
12/07                      15,416                          16,572
03/08                      15,641                          16,931
06/08                      15,538                          16,759
09/08                      15,384                          16,677
12/08                      15,222                          17,440
03/09                      15,545                          17,461
06/09                      16,453                          17,772
09/09                      17,366                          18,437
12/09                      17,529                          18,474

                             [END CHART]

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------
                                   Investment Grade Bond -      Barclays Capital
                                         Advisor Class          U.S. Aggregate

One Year                                    15.2%                    5.9%
Five Years                                   4.9%                    5.0%
Ten Years                                    5.8%                    6.3%
Value of a hypothetical $10,000
  investment made on 12/31/99              $17,529                 $18,474
--------------------------------------------------------------------------------

The charts above show the Investment Grade Bond Portfolio - Advisor Class' total returns, which include changes in share price and reinvestment of income and capital gains. Figures for the Barclays Capital U.S. Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance information, shown for the periods prior to the Advisor Class inception date (3/31/2003), in the Average Annual Total Returns table shows performance for the Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar returns (because all the shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares.

Performance numbers for the Investment Grade Bond Portfolio - Advisor Class are net of all portfolio operating expenses, but do not include separate account or contract charges. If the performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                          DECEMBER 31, 2009 (UNAUDITED)

                      Industry                             % of Total Net Assets
------------------------------------------------           ---------------------
   Mortgage-Backed and Asset-Backed Securities                     41.0%
   U.S. Government & Agency Obligations                            20.8
   Oil & Gas-Production/Pipeline                                    4.4
   Telecommunication Services                                       4.2
   Commercial Banks                                                 3.7
   Media                                                            2.9
   Money Market Mutual Funds                                        2.8
   Miscellaneous Manufacturing                                      1.6
   Pharmaceuticals                                                  1.5
   Iron/Steel                                                       1.3
   Mining                                                           1.3
   Food                                                             1.1
   Finance Companies                                                1.0
   Insurance                                                        1.0
   Electric Utility                                                 0.9
   Independent Energy                                               0.9
   Building Materials                                               0.8
   Healthcare Equipment & Supplies                                  0.8
   Oil & Gas                                                        0.8
   Paper and Forest Products                                        0.7
   Auto Rental                                                      0.6
   E&P Services                                                     0.6
   Metal Fabricate/Hardware                                         0.6
   Coal                                                             0.5
   Gas-Distribution                                                 0.5
   Office Furnishings                                               0.5
   Aerospace & Defense                                              0.4
   Health Care Services                                             0.4
   Leisure Time                                                     0.4
   Packaging                                                        0.4
   Real Estate                                                      0.4
   Hotel/Lodging                                                    0.3
                                                                  -----
                                                                   99.1
   Other assets in excess of liabilities                            0.9
                                                                  -----

   NET ASSETS                                                     100.0%
                                                                  =====

                      (This Page Intentionally Left Blank)

                                        A Message
                                        From
[PHOTO OF KATHRYN HUDSPETH]             Kathryn Hudspeth and David Weisenburger,
[PHOTO OF DAVID WEISENBURGER]           Portfolio Managers of the
                                        Asset Director Portfolio

The Asset Director Portfolio is a diversified portfolio of publicly traded common stocks, various types of debt securities, and money market instruments. The portfolio's composition is adjusted based on our evaluation of the economy, the equity and credit markets, and the relative attractiveness of various asset classes.

We will remember 2009 as a year of impressive and sustained rallies and the reallocation of capital to risk assets. History will present a year in which the more risk that was taken, the better the ultimate return. This was true in the equity and bond markets. Unprecedented low interest rates essentially forced portfolio managers to allocate capital to riskier assets given the almost zero rates of return afforded investors in short term securities. In addition, better earnings visibility and a sense that our economy had narrowly avoided a depression provided a sense of relief and added to investor's willingness to take more risk.

Early in 2009, the Asset Director Portfolio management team discussed the re-allocation of capital out of fixed income and cash and into equities. Early in the year, we increased our allocation to the equity markets at the expense of our cash holdings. That proved to be a prescient re-allocation given the equity market's performance during 2009.

In our letter to shareholders after the 2008 calendar year, we suggested the following: "... the precipitous declines in the equity and fixed income credit markets are now affording us the opportunity to establish equity and fixed income positions in companies that we believe offer exceptional value. Our focus going forward will be to uncover those opportunities." This was indeed the case, and we selectively allocated capital to take advantage of some of these opportunities.

The S&P 500 Index posted a calendar year 2009 total return of 26.5 percent; while the Russell 1000 Value Index returned 19.7 percent. The Barclays U.S. Aggregate Bond Index returned 5.9 percent. However, this bond index return is somewhat deceiving given that a large portion of the Aggregate Index is invested in U.S. Treasury securities and other U.S. Government sponsored senior securities. The "credit" components of the index provided exceptional excess returns. The corporate component of the Index provided an excess return of almost 18.7 percent which implies that corporate bonds outperformed U.S. Treasuries by almost 19 percent. Throughout 2009, our portfolio was invested in corporate bonds at approximately two times the benchmark weighting - which further enhanced returns.

The Asset Director Portfolio - Class O shares posted a return of 26.2 percent in 2009. At year-end, the portfolio was invested 66 percent in equities, 29 percent in fixed income, and 5 percent in cash. The portfolio benefited from its higher allocation to credit-related fixed income securities and equities.

Going into 2010, we believe that the "easy" money has been made. We believe that excess returns during 2010 will be derived more from proper security selection as opposed to asset class selection. Our focus going forward will be to uncover those opportunities.

ONEAMERICA ASSET DIRECTOR PORTFOLIO - CLASS O (UNAUDITED)

        [CHART OF ONEAMERICA ASSET DIRECTOR PORTFOLIO - CLASS O]

              ASSET DIRECTOR                           BARCLAYS CAPITAL
           PORTFOLIO - CLASS O       S&P 500            U.S. AGGREGATE
           -------------------       -------           ----------------
12/99            $10,000             $10,000                $10,000
 3/00              9,986              10,229                 10,221
 6/00              9,972               9,957                 10,398
 9/00             10,827               9,860                 10,712
12/00             11,565               9,088                 11,163
 3/01             11,603               8,010                 11,501
 6/01             12,470               8,479                 11,565
 9/01             11,495               7,234                 12,100
12/01             12,788               8,008                 12,105
03/02             13,603               8,030                 12,117
06/02             13,178               6,954                 12,565
09/02             11,474               5,754                 13,142
12/02             12,461               6,238                 13,348
03/03             12,123               6,043                 13,534
06/03             13,663               6,972                 13,872
09/03             14,289               7,157                 13,851
12/03             15,888               8,029                 13,895
03/04             16,453               8,165                 14,265
06/04             16,456               8,306                 13,917
09/04             16,438               8,151                 14,362
12/04             17,722               8,903                 14,499
03/05             17,642               8,711                 14,429
06/05             18,062               8,831                 14,864
09/05             18,783               9,149                 14,764
12/05             19,082               9,340                 14,851
03/06             20,209               9,733                 14,755
06/06             19,686               9,593                 14,743
09/06             20,235              10,137                 15,304
12/06             21,089              10,816                 15,494
03/07             21,762              10,885                 15,727
06/07             22,978              11,569                 15,645
09/07             22,974              11,804                 16,089
12/07             22,163              11,411                 16,572
03/08             21,243              10,332                 16,931
06/08             20,555              10,050                 16,759
09/08             19,677               9,209                 16,677
12/08             16,525               7,189                 17,440
03/09             15,581               6,397                 17,461
06/09             17,597               7,416                 17,772
09/09             20,119               8,574                 18,437
12/09             20,854               9,092                 18,474

                              [END CHART]

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------
                                 Asset Director -    S&P 500    Barclays Capital
                                     Class O                    U.S. Aggregate

One Year                             26.2%            26.5%          5.9%
Five Years                            3.3%             0.4%          5.0%
Ten Years                             7.6%            -1.0%          6.3%
Value of a hypothetical $10,000
  investment made on 12/31/99       $20,854          $9,092        $18,474
--------------------------------------------------------------------------------

The charts above show the Asset Director Portfolio - Class O's total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, includes reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Figures for the Barclays Capital U.S. Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance numbers for the Asset Director Portfolio - Class O are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, it would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

ONEAMERICA ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS (UNAUDITED)

     [CHART OF ONEAMERICA ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS]

         ASSET DIRECTOR PORTFOLIO -                   BARCLAYS CAPITAL
               ADVISOR CLASS            S&P 500        U.S. AGGREGATE
         --------------------------     -------       ----------------
12/99             $10,000               $10,000            $10,000
 3/00               9,979                10,229             10,221
 6/00               9,957                 9,957             10,398
 9/00              10,802                 9,860             10,712
12/00              11,530                 9,088             11,163
 3/01              11,559                 8,010             11,501
 6/01              12,414                 8,479             11,565
 9/01              11,434                 7,234             12,100
12/01              12,711                 8,008             12,105
03/02              13,511                 8,030             12,117
06/02              13,078                 6,954             12,565
09/02              11,380                 5,754             13,142
12/02              12,349                 6,238             13,348
03/03              12,005                 6,043             13,534
06/03              13,522                 6,972             13,872
09/03              14,194                 7,157             13,851
12/03              15,700                 8,029             13,895
03/04              16,246                 8,165             14,265
06/04              16,237                 8,306             13,917
09/04              16,235                 8,151             14,362
12/04              17,490                 8,903             14,499
03/05              17,399                 8,711             14,429
06/05              17,801                 8,831             14,864
09/05              18,497                 9,149             14,764
12/05              18,778                 9,340             14,851
03/06              19,873                 9,733             14,755
06/06              19,342                 9,593             14,743
09/06              19,866                10,137             15,304
12/06              20,689                10,816             15,494
03/07              21,332                10,885             15,727
06/07              22,508                11,569             15,645
09/07              22,487                11,804             16,089
12/07              21,676                11,411             16,572
03/08              20,763                10,332             16,931
06/08              20,076                10,050             16,759
09/08              19,180                 9,209             16,677
12/08              16,094                 7,189             17,440
03/09              15,166                 6,397             17,461
06/09              17,116                 7,416             17,772
09/09              19,553                 8,574             18,437
12/09              20,251                 9,092             18,474

                              [END CHART]

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------
                                 Asset Director -    S&P 500    Barclays Capital
                                     Advisor                    U.S. Aggregate

One Year                             25.8%            26.5%          5.9%
Five Years                            3.0%             0.4%          5.0%
Ten Years                             7.3%            -1.0%          6.3%
Value of a hypothetical $10,000
  investment made on 12/31/99       $20,251          $9,092        $18,474
--------------------------------------------------------------------------------

The charts above show the Asset Director Portfolio - Advisor Class' total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, includes reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Figures for the Barclays Capital U.S. Aggregate, an unmanaged index of government and corporate bonds, which is a broad measure of the performance of the U.S. bond market, include reinvestment of income and capital gains. Investors cannot directly invest in an index.

Performance information, shown for the periods prior to the Advisor Class inception date (3/31/2003), in the Average Annual Total Returns table shows performance for the Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar returns (because all the shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares.

Performance numbers for the Asset Director Portfolio - Advisor Class are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, it would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                          DECEMBER 31, 2009 (UNAUDITED)

                      Industry                             % of Total Net Assets
-------------------------------------------------          ---------------------
   Mortgage-Backed and Asset-Backed Securities                     12.0%
   Health Care                                                      8.7
   U.S. Government & Agency Obligations                             6.4
   Diversified Financial Services                                   6.2
   Oil & Oil Services                                               5.9
   Computer Hardware & Software                                     5.2
   Diversified Manufacturing                                        4.9
   Semiconductors                                                   4.9
   Retail                                                           4.6
   Mutual Funds                                                     4.5
   Telecommunication Services                                       4.0
   Money Market Mutual Funds                                        3.0
   Aerospace & Defense                                              2.8
   Apparel                                                          2.3
   Automotive Components                                            2.3
   Food & Beverage                                                  2.3
   Metals & Mining                                                  2.2
   Transportation                                                   2.1
   Chemicals                                                        1.3
   Electrical Equipment                                             1.3
   Oil & Gas-Production/Pipeline                                    1.2
   Industrial Conglomerates                                         1.2
   Media                                                            1.1
   Commercial Banks                                                 0.8
   Recreation                                                       0.8
   Commercial Services                                              0.7
   Electric                                                         0.7
   Pharmaceuticals                                                  0.7
   Machinery                                                        0.6
   Electric Utility                                                 0.4
   Insurance                                                        0.3
   Metal Fabricate/Hardware                                         0.3
   Finance Companies                                                0.2
   Health Care Services                                             0.2
   Independent Energy                                               0.2
   Iron/Steel                                                       0.2
   Mining                                                           0.2
   Miscellaneous Manufacturing                                      0.2
   Packaging                                                        0.2

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                          DECEMBER 31, 2009 (UNAUDITED)

                      Industry                             % of Total Net Assets
-------------------------------------------------          ---------------------
   Real Estate                                                       0.2%
   Auto Rental                                                       0.1
   E&P Services                                                      0.1
   Gas-Distribution                                                  0.1
   Healthcare Equipment & Supplies                                   0.1
   Hotel/Lodging                                                     0.1
   Leisure Time                                                      0.1
   Office Furnishings                                                0.1
   Oil & Gas                                                         0.1
   Paper and Forest Products                                         0.1
                                                                   -----
                                                                    98.2
   Other assets in excess of liabilities                             1.8
                                                                   -----

   NET ASSETS                                                      100.0%
                                                                   =====

                      (This Page Intentionally Left Blank)

                          A Message
                          From
[PHOTO OF ERIK LEIGHTON]  Erik Leighton,
                          Portfolio Manager of the Socially Responsive Portfolio

The Socially Responsive Portfolio invests primarily in equity securities that are selected based on fundamental investment research and long-term growth prospects, attractive relative valuations and sensitivity to socially responsible principles. The portfolio may invest in companies of any size and may change composition between small, medium, and large companies depending on the outlook for the economic environment and the markets.

The portfolio focuses on securities which are sensitive to socially responsible principles. In particular, the portfolio will typically avoid investments in the following types of companies:

  o  Companies that are engaged in the manufacture of tobacco;
  o Companies that derive a significant portion of their revenues from the manufacture of alcohol;
  o  Companies that are involved in gambling as a primary line of business;
  o  Companies whose activities include direct participation in abortion; and
  o Companies that derive a significant portion of their revenues from activities that promote pornography.

After an abysmal 2008 and a poor first quarter 2009, the equity markets rebounded dramatically in 2009. Since the equity market trough in March, the S&P 500 appreciated 65 percent. 2009 S&P 500 price appreciation was the 20th best year since 1927, but it also followed 2008's 3rd worst yearly return over the same time period. Based on equity style, growth indices returns easily outpaced value indices in 2009 and large company growth indices outperformed small growth. Even with these strong returns, domestic U.S. returns paled in comparison as the foreign MSCI Emerging Markets Index appreciated 62 percent.

The investment return for the Socially Responsive Portfolio - Class O shares was
30.9 percent for calendar year 2009. It outperformed the S&P 500 over the one and three-year time periods. Over the last year versus the S&P 500, the portfolio benefited from strong returns in select specialty retail and industrial holdings. Also, the selection of certain healthcare names benefited the portfolio result versus the index. An overweight allocation in consumer discretionary and underweight positions in consumer staples, utilities, energy and financials benefited the portfolio. Although the portfolio increased its financial holdings exposure during the year, the relatively secure financial holdings that were added did not perform as well as riskier financials.

Moving from recession to post-recession might seem an easy task, but it could prove challenging. Unemployment seems to have stabilized, but remains stubbornly high and total public debt as a percentage of GDP is at a 59-year high. On a positive note, consumer sentiment rose in December, but still remains well below the ten-year average. 2010 equity returns will likely depend on improved product demand, not just earnings advances due to cost-cutting. Equity markets might continue to see positive returns, especially early in the year, but likely at a slower pace and with more volatility.

ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - CLASS O (UNAUDITED)

  [CHART OF ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - CLASS O]

                       SOCIALLY RESPONSIVE
DATE                   PORTFOLIO - CLASS O                S&P 500
----                   -------------------                -------
03/06                       $10,000                       $10,000
06/06                         9,518                         9,856
09/06                         9,714                        10,415
12/06                        10,257                        11,113
03/07                        10,651                        11,184
06/07                        11,520                        11,886
09/07                        11,339                        12,127
12/07                        10,612                        11,724
03/08                         9,832                        10,616
06/08                         9,395                        10,326
09/08                         8,848                         9,462
12/08                         6,707                         7,386
03/09                         6,082                         6,573
06/09                         7,075                         7,620
09/09                         8,435                         8,809
12/09                         8,782                         9,341

                            [END CHART]

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------
                                       Socially Responsive -             S&P 500
                                              Class O

One Year                                       30.9%                       26.5%
Five Years                                      N/A                         N/A
Ten Years                                       N/A                         N/A
Since Inception (3/31/06)                      -3.4%                       -1.8%
Value of a hypothetical $10,000
  investment made on 3/31/06                   $8,782                     $9,341
--------------------------------------------------------------------------------

The charts above show the Socially Responsive Portfolio - Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Investors cannot directly invest in an index.

Performance numbers for the Socially Responsive Portfolio - Class O are net of all portfolio operating expenses, but do not include separate account or contract charges. If performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS (UNAUDITED)

[CHART OF ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS]

                      SOCIALLY RESPONSIVE
DATE               PORTFOLIO - ADVISOR CLASS               S&P 500
----               -------------------------               -------
03/06                       $10,000                        $10,000
06/06                         9,511                          9,856
09/06                         9,699                         10,415
12/06                        10,237                         11,113
03/07                        10,622                         11,184
06/07                        11,481                         11,886
09/07                        11,293                         12,127
12/07                        10,559                         11,724
03/08                         9,776                         10,616
06/08                         9,334                         10,326
09/08                         8,782                          9,462
12/08                         6,645                          7,386
03/09                         6,020                          6,573
06/09                         6,999                          7,620
09/09                         8,340                          8,809
12/09                         8,679                          9,341

                            [END CHART]

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2009
--------------------------------------------------------------------------------
                                       Socially Responsive -            S&P 500
                                           Advisor Class

One Year                                       30.6%                      26.5%
Five Years                                      N/A                        N/A
Ten Years                                       N/A                        N/A
Since Inception (3/31/06)                      -3.7%                      -1.8%
Value of a hypothetical $10,000
  investment made on 3/31/06                  $8,679                     $9,341
--------------------------------------------------------------------------------

The charts above show the Socially Responsive Portfolio - Advisor Class' total returns, which include changes in share price and reinvestment of income and capital gains. Figures for the S&P 500, an unmanaged index of common stocks, include reinvestment of dividends and capital gains. S&P 500 is a registered trademark of Standard & Poor's Corporation. Investors cannot directly invest in an index.

Performance numbers for the Socially Responsive Portfolio - Advisor Class are net of all portfolio operating expenses, but do not include separate account or contract charges. If the performance data included the effect of these charges, the returns would be lower. Past performance is no guarantee of future results. Principal and investment return will vary, so shares may be worth more or less than their original cost when redeemed.

                             ONEAMERICA FUNDS, INC.
                          REPRESENTATION OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                          DECEMBER 31, 2009 (UNAUDITED)

                      Industry                             % of Total Net Assets
-------------------------------------------------          ---------------------
   Health Care                                                       11.4%
   Diversified Financial Services                                     9.1
   Computer Hardware & Software                                       8.7
   Oil & Oil Services                                                 8.2
   Retail                                                             7.3
   Semiconductors                                                     7.2
   Diversified Manufacturing                                          6.9
   Telecommunication Services                                         5.3
   Money Market Mutual Funds                                          4.4
   Apparel                                                            3.6
   Aerospace & Defense                                                3.5
   Metals & Mining                                                    3.4
   Electrical Equipment                                               3.1
   Transportation                                                     3.1
   Food & Beverage                                                    2.7
   Chemicals                                                          2.1
   Industrial Conglomerates                                           1.6
   Recreation                                                         1.5
   Automotive Components                                              1.3
   Commercial Services                                                1.1
   Machinery                                                          1.0
                                                                    -----
                                                                     96.5
   Other assets in excess of liabilities                              3.5
                                                                    -----

   NET ASSETS                                                       100.0%
                                                                    =====

                      (This Page Intentionally Left Blank)

                          FEES AND EXPENSES (UNAUDITED)

As an indirect shareholder of the OneAmerica Funds, Inc., you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2009.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                      Beginning     Ending         Annualized
                                       Account      Account      Expense Ratio        Expenses Paid
                                        Value        Value        Based on the          During the
                                      07/01/09     12/31/09     Six-Month Period    Six-Month Period*
                                      ---------    ---------    ----------------    -----------------
Value Portfolio - Class O
  Actual                              $1,000.00    $1,241.10          0.60%              $3.41
  Hypothetical
    (5% return before expenses)        1,000.00     1,022.17          0.60                3.07
Value Portfolio - Advisor Class
  Actual                               1,000.00     1,239.30          0.90                5.10
  Hypothetical
    (5% return before expenses)        1,000.00     1,020.65          0.90                4.60
Money Market - Class O
  Actual                               1,000.00     1,000.10          0.43                2.17
  Hypothetical
    (5% return before expenses)        1,000.00     1,023.03          0.43                2.20
Money Market - Advisor Class
  Actual                               1,000.00     1,000.00          0.45                2.28
  Hypothetical
    (5% return before expenses)        1,000.00     1,022.93          0.45                2.31
Investment Grade Bond - Class O
  Actual                               1,000.00     1,066.80          0.66                3.43
  Hypothetical
    (5% return before expenses)        1,000.00     1,021.89          0.66                3.35
Investment Grade Bond - Advisor Class
  Actual                               1,000.00     1,065.60          0.96                4.99
  Hypothetical
    (5% return before expenses)        1,000.00     1,020.38          0.96                4.88
Asset Director - Class O
  Actual                               1,000.00     1,185.10          0.61                3.35
  Hypothetical
    (5% return before expenses)        1,000.00     1,022.14          0.61                3.10
Asset Director - Advisor Class
  Actual                               1,000.00     1,183.20          0.91                5.00
  Hypothetical
    (5% return before expenses)        1,000.00     1,020.63          0.91                4.62
Socially Responsive - Class O
  Actual                               1,000.00     1,241.20          1.20                6.77
  Hypothetical
    (5% return before expenses)        1,000.00     1,019.16          1.20                6.10
Socially Responsive - Advisor Class
  Actual                               1,000.00     1,240.00          1.50                8.45
  Hypothetical
    (5% return before expenses)        1,000.00     1,017.66          1.50                7.62

* Expenses for each Portfolio are calculated using the portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/09. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
ONEAMERICA FUNDS, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio (five portfolios constituting the OneAmerica Funds, Inc., hereafter referred to as the "Funds") at December 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Indianapolis, Indiana
February 19, 2010

                             ONEAMERICA FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009

                                                                                         PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                                           MONEY        INVESTMENT        ASSET         SOCIALLY
                                                           VALUE          MARKET        GRADE BOND       DIRECTOR      RESPONSIVE
                                                       ------------    ------------    ------------    ------------    ----------
ASSETS:
 Investments in securities, at fair value              $248,446,906    $229,146,873    $135,663,896    $268,855,059    $4,366,043
 Cash                                                       106,059          21,346          42,663          84,492       156,261
 Receivable for capital stock issued                         17,376         272,319          61,350         520,333         1,812
 Receivable for investments sold                          5,006,154               -               -       3,736,273             -
 Dividends and interest receivable                          253,330         131,628       1,222,724         817,283         5,182
 Due from Advisor (Note 2)                                        -          45,128               -               -         7,416
                                                       ------------    ------------    ------------    ------------    ----------
     Total assets                                       253,829,825     229,617,294     136,990,633     274,013,440     4,536,714
                                                       ------------    ------------    ------------    ------------    ----------
LIABILITIES:
 Payable for capital stock redeemed                          35,515               -           1,417               -             -
 Accrued investment advisory fees                           107,192          78,594          58,216         116,182         2,665
 Accrued distribution (12b-1) fee                             5,815           8,708           1,406          12,519           563
 Accrued expenses                                            32,762          23,388          25,615          27,475        10,320
                                                       ------------    ------------    ------------    ------------    ----------
     Total liabilities                                      181,284         110,690          86,654         156,176        13,548
                                                       ------------    ------------    ------------    ------------    ----------
NET ASSETS                                             $253,648,541    $229,506,604    $136,903,979    $273,857,264    $4,523,166
                                                       ============    ============    ============    ============    ==========
NET ASSETS BY CLASS OF SHARES
 Class O                                               $230,500,758    $196,110,457    $131,261,241    $224,271,757    $2,296,267
 Advisor Class                                           23,147,783      33,396,147       5,642,738      49,585,507     2,226,899
                                                       ------------    ------------    ------------    ------------    ----------
     Total net assets                                  $253,648,541    $229,506,604    $136,903,979    $273,857,264    $4,523,166
                                                       ============    ============    ============    ============    ==========
SHARES OUTSTANDING
 Class O                                                 12,662,500     196,110,459      11,781,757      14,078,234       274,464
 Advisor Class                                            1,280,799      33,396,145         508,097       3,127,740       266,290
                                                       ------------    ------------    ------------    ------------    ----------
     Total shares outstanding                            13,943,299     229,506,604      12,289,854      17,205,974       540,754
                                                       ============    ============    ============    ============    ==========
NET ASSET VALUE PER SHARE
 Class O                                               $      18.20    $       1.00    $      11.14    $      15.93    $     8.37
                                                       ============    ============    ============    ============    ==========
 Advisor Class                                         $      18.07    $       1.00    $      11.11    $      15.85    $     8.36
                                                       ============    ============    ============    ============    ==========
 Investments at cost                                   $251,207,146    $229,146,873    $133,095,375    $264,072,004    $4,826,597
                                                       ============    ============    ============    ============    ==========
ANALYSIS OF NET ASSETS:
 Paid-in-capital                                       $272,228,883    $229,506,604    $134,163,168    $273,962,319    $5,314,121
 Undistributed (distributions in
   excess of) net investment income                         (14,661)             40         (10,156)         (6,998)        1,477
 Undistributed net realized gain (loss)                 (15,805,441)            (40)        182,446      (4,881,112)     (331,878)
 Unrealized appreciation (depreciation) of investments   (2,760,240)              -       2,568,521       4,783,055      (460,554)
                                                       ------------    ------------    ------------    ------------    ----------
                                                       $253,648,541    $229,506,604    $136,903,979    $273,857,264    $4,523,166
                                                       ============    ============    ============    ============    ==========

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2009

                                                                                         PORTFOLIO
                                                       --------------------------------------------------------------------------
                                                                           MONEY        INVESTMENT        ASSET         SOCIALLY
                                                           VALUE          MARKET        GRADE BOND       DIRECTOR      RESPONSIVE
                                                       ------------    ------------    ------------    ------------    ----------
INVESTMENT INCOME:
 Income:
  Dividends (net of foreign taxes
    withheld of $89,124, $0, $0,
    $64,989 and $1,405, respectively)                  $  5,164,032    $          -    $          -    $  3,765,286    $   77,335
  Interest                                                   36,981       1,534,974       7,356,057       4,256,983           506
                                                       ------------    ------------    ------------    ------------    ----------
                                                          5,201,013       1,534,974       7,356,057       8,022,269        77,841
                                                       ------------    ------------    ------------    ------------    ----------
EXPENSES:
 Investment advisory fee                                  1,091,989       1,043,357         669,666       1,201,486        25,032
 Custodian and service agent fee                            139,714         177,902         108,797         168,029        72,417
 Distribution (12b-1) fee - advisor Class                    58,539         110,600          14,997         120,836         5,183
 Professional fees                                           21,732          25,663          13,336          23,936           261
 Printing                                                    24,983          26,702          14,468          27,019           424
 Director fees                                               15,006          15,006          15,006          15,006        15,008
 Other                                                       27,678          57,256          60,769          27,717        18,939
                                                       ------------    ------------    ------------    ------------    ----------
 Total expenses before waived fees
  and reimbursed expenses                                 1,379,641       1,456,486         897,039       1,584,029       137,264
 Waived fees and reimbursed expenses (Note 2)                     -        (168,178)              -               -       (89,171)
                                                       ------------    ------------    ------------    ------------    ----------
 Net expenses                                             1,379,641       1,288,308         897,039       1,584,029        48,093
                                                       ------------    ------------    ------------    ------------    ----------
    Net investment income                                 3,821,372         246,666       6,459,018       6,438,240        29,748
                                                       ------------    ------------    ------------    ------------    ----------
GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments                (14,236,740)             81       2,216,755      (4,374,137)     (214,509)
 Net change in unrealized appreciation (depreciation)
  on investments                                         69,393,358               -      10,526,524      54,417,846     1,190,106
                                                       ------------    ------------    ------------    ------------    ----------
    Net gain                                             55,156,618              81      12,743,279      50,043,709       975,597
                                                       ------------    ------------    ------------    ------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS  $ 58,977,990    $    246,747    $ 19,202,297    $ 56,481,949    $1,005,345
                                                       ============    ============    ============    ============    ==========

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           PORTFOLIO
                                                -------------------------------------------------------------
                                                            VALUE                        MONEY MARKET
                                                -----------------------------    ----------------------------
                                                 YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    2009             2008            2009            2008
                                                ------------    -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income                         $  3,821,372    $   6,374,537    $    246,666    $  5,411,796
  Net realized gain (loss)                       (14,236,740)       4,921,023              81             (81)
  Net change in unrealized
    appreciation (depreciation)                   69,393,358     (142,899,536)              -               -
                                                ------------    -------------    ------------    ------------
    Net increase (decrease) in net
      assets from operations                      58,977,990     (131,603,976)        246,747       5,411,715
                                                ------------    -------------    ------------    ------------
SHAREHOLDER DISTRIBUTIONS:
  From net investment income
    Class O                                       (3,529,081)      (5,901,632)       (235,326)     (4,739,361)
    Advisor Class                                   (299,606)        (482,961)        (11,340)       (672,435)
  From net realized gain
    Class O                                                -      (11,218,720)              -               -
    Advisor Class                                          -       (1,056,839)              -               -
                                                ------------    -------------    ------------    ------------
    Total distributions                           (3,828,687)     (18,660,152)       (246,666)     (5,411,796)
                                                ------------    -------------    ------------    ------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares issued:
    Class O                                        5,645,013        6,153,136      26,893,596     101,450,213
    Advisor Class                                  2,969,342        4,212,721      11,723,618      36,369,435
  Reinvested distributions:
    Class O                                        3,529,081       17,120,352         241,436       4,709,087
    Advisor Class                                    299,606        1,539,800          12,033         666,059
  Cost of shares redeemed:
    Class O                                      (20,033,141)     (52,591,244)    (78,574,707)    (59,665,372)
    Advisor Class                                 (3,068,133)      (5,387,394)    (20,307,548)    (31,721,912)
                                                ------------    -------------    ------------    ------------
    Increase (decrease)                          (10,658,232)     (28,952,629)    (60,011,572)     51,807,510
                                                ------------    -------------    ------------    ------------
    Net increase (decrease) in net assets         44,491,071     (179,216,757)    (60,011,491)     51,807,429
    Net assets at beginning of year              209,157,470      388,374,227     289,518,095     237,710,666
                                                ------------    -------------    ------------    ------------
NET ASSETS AT END OF YEAR                       $253,648,541    $ 209,157,470    $229,506,604    $289,518,095
                                                ============    =============    ============    ============
  UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT THE
    END OF THE YEAR                             $    (14,661)   $      (7,346)   $         40    $         40
                                                ------------    -------------    ------------    ------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares issued:
    Class O                                          371,254          321,970      26,893,596     101,450,213
    Advisor Class                                    192,889          205,769      11,723,618      36,369,435
  Reinvested distributions:
    Class O                                          192,006        1,255,895         241,436       4,709,087
    Advisor Class                                     16,418          113,706          12,033         666,059
  Shares redeemed:
    Class O                                       (1,381,525)      (2,557,001)    (78,574,707)    (59,665,372)
    Advisor Class                                   (202,305)        (251,169)    (20,307,548)    (31,721,912)
                                                ------------    -------------    ------------    ------------
Net increase (decrease)                             (811,263)        (910,830)    (60,011,572)     51,807,510
Shares outstanding at beginning of year           14,754,562       15,665,392     289,518,176     237,710,666
                                                ------------    -------------    ------------    ------------
Shares outstanding at end of year                 13,943,299       14,754,562     229,506,604     289,518,176
                                                ============    =============    ============    ============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                           PORTFOLIO
                                                -------------------------------------------------------------
                                                    INVESTMENT GRADE BOND               ASSET DIRECTOR
                                                -----------------------------    ----------------------------
                                                 YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    2009             2008            2009            2008
                                                ------------    -------------    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income                         $  6,459,018    $   7,090,507    $  6,438,240   $   9,083,979
  Net realized gain (loss)                         2,216,755          345,135      (4,374,137)      2,909,996
  Net change in unrealized
    appreciation (depreciation)                   10,526,524       (8,931,591)     54,417,846     (94,582,521)
                                                ------------    -------------    ------------   -------------
    Net increase (decrease) in net
      assets from operations                      19,202,297       (1,495,949)     56,481,949     (82,588,546)
                                                ------------    -------------    ------------   -------------
SHAREHOLDER DISTRIBUTIONS:
  From net investment income
    Class O                                       (6,287,171)      (6,900,508)     (5,425,874)     (7,812,038)
    Advisor Class                                   (252,702)        (236,873)     (1,078,726)     (1,319,719)
  From net realized gain
    Class O                                         (764,161)               -               -      (4,488,892)
    Advisor Class                                    (32,520)               -               -        (830,660)
                                                ------------    -------------    ------------   -------------
    Total distributions                           (7,336,554)      (7,137,381)     (6,504,600)    (14,451,309)
                                                ------------    -------------    ------------   -------------
SHAREHOLDER TRANSACTIONS:
  Proceeds from shares issued:
    Class O                                        7,953,998       15,477,797      13,227,144       9,164,587
    Advisor Class                                  1,585,392        1,803,851      19,624,138      47,908,986
  Reinvested distributions:
    Class O                                        7,051,332        6,900,508       5,425,874      12,300,930
    Advisor Class                                    285,222          236,873       1,078,726       2,150,379
  Cost of shares redeemed:
    Class O                                      (22,695,925)     (18,496,180)    (26,857,054)    (47,717,524)
    Advisor Class                                 (1,214,646)        (942,446)    (14,921,749)    (41,180,184)
                                                ------------    -------------    ------------   -------------
    Increase (decrease)                           (7,034,627)       4,980,403      (2,422,921)    (17,372,826)
                                                ------------    -------------    ------------   -------------
    Net increase (decrease) in net assets          4,831,116       (3,652,927)     47,554,428    (114,412,681)
    Net assets at beginning of year              132,072,863      135,725,790     226,302,836     340,715,517
                                                ------------    -------------    ------------   -------------
NET ASSETS AT END OF YEAR                       $136,903,979    $ 132,072,863    $273,857,264   $ 226,302,836
                                                ============    =============    ============   =============
  UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT THE
    END OF THE YEAR                             $    (10,156)   $      (5,068)   $     (6,998)  $      (1,766)
                                                ------------    -------------    ------------   -------------
CHANGES IN CAPITAL STOCK OUTSTANDING
  Shares issued:
    Class O                                          711,797        1,414,430         948,651         558,023
    Advisor Class                                    143,737          165,595       1,393,967       2,807,988
  Reinvested distributions:
    Class O                                          632,633          680,121         338,230         976,729
    Advisor Class                                     25,670           23,409          67,568         171,468
  Shares redeemed:
    Class O                                       (2,068,460)      (1,710,080)     (1,951,110)     (2,929,900)
    Advisor Class                                   (111,527)         (87,338)     (1,100,537)     (2,426,594)
                                                ------------    -------------    ------------   -------------
Net increase (decrease)                             (666,150)         486,137        (303,231)       (842,286)
Shares outstanding at beginning of year           12,956,004       12,469,867      17,509,205      18,351,491
                                                ------------    -------------    ------------   -------------
Shares outstanding at end of year                 12,289,854       12,956,004      17,205,974      17,509,205
                                                ============    =============    ============   =============

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                                    PORTFOLIO
                                                                     ------------------------------------
                                                                              SOCIALLY RESPONSIVE
                                                                     ------------------------------------
                                                                       YEAR ENDED             YEAR ENDED
                                                                      DECEMBER 31,           DECEMBER 31,
                                                                         2009                    2008
                                                                     ------------            ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                              $    29,748             $    51,386
  Net realized gain (loss)                                              (214,509)               (117,369)
  Net change in unrealized appreciation (depreciation)                 1,190,106              (1,778,168)
                                                                     -----------             -----------
    Net increase (decrease) in net assets from operations              1,005,345              (1,844,151)
                                                                     -----------             -----------
SHAREHOLDER DISTRIBUTIONS:
 From net investment income
  Class O                                                                (17,091)                (30,349)
  Advisor Class                                                          (11,492)                (20,725)
 From net realized gain
  Class O                                                                      -                       -
  Advisor Class                                                                -                       -
                                                                     -----------             -----------
  Total distributions                                                    (28,583)                (51,074)
                                                                     -----------             -----------
SHAREHOLDER TRANSACTIONS:
 Proceeds from shares issued:
  Class O                                                                310,394                 291,459
  Advisor Class                                                          345,238                  83,155
 Reinvested distributions:
  Class O                                                                 17,091                  30,349
  Advisor Class                                                           11,492                  20,725
 Cost of shares redeemed:
  Class O                                                               (168,777)               (923,641)
  Advisor Class                                                          (37,554)                (84,299)
                                                                     -----------             -----------
  Increase (decrease)                                                    477,884                (582,252)
                                                                     -----------             -----------
  Net increase (decrease) in net assets                                1,454,646              (2,477,477)
  Net assets at beginning of year                                      3,068,520               5,545,997
                                                                     -----------             -----------
NET ASSETS AT END OF YEAR                                            $ 4,523,166             $ 3,068,520
                                                                     ===========             ===========
 UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME INCLUDED IN
  NET ASSETS AT THE END OF THE YEAR                                  $     1,477             $       312
                                                                     -----------             -----------
CHANGES IN CAPITAL STOCK OUTSTANDING
 Shares issued:
  Class O                                                                 43,908                  33,086
  Advisor Class                                                           48,504                   9,227
 Reinvested distributions:
  Class O                                                                  2,024                   4,910
  Advisor Class                                                            1,361                   3,353
 Shares redeemed:
  Class O                                                                (26,518)                (98,053)
  Advisor Class                                                           (5,267)                 (9,851)
                                                                     -----------             -----------
Net increase (decrease)                                                   64,012                 (57,328)
Shares outstanding at beginning of year                                  476,742                 534,070
                                                                     -----------             -----------
Shares outstanding at end of year                                        540,754                 476,742
                                                                     ===========             ===========

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                                DECEMBER 31, 2009

         Description                                             Shares          Value
-----------------------------------                             -------      ------------
COMMON STOCKS (90.2%)
 Aerospace & Defense (3.8%)
  General Dynamics Corp.                                         34,900      $  2,379,133
  Precision Castparts Corp.                                      65,700         7,249,995
                                                                             ------------
                                                                                9,629,128
                                                                             ------------
 Apparel (3.4%)
  Columbia Sportswear Co.                                        81,100         3,166,144
  Wolverine World Wide, Inc.                                    202,300         5,506,606
                                                                             ------------
                                                                                8,672,750
                                                                             ------------
 Automotive Components (3.5%)
  Harley-Davidson, Inc.                                         125,100         3,152,520
  Magna International, Inc.,
   Class A                                                      111,900         5,659,902
                                                                             ------------
                                                                                8,812,422
                                                                             ------------
 Chemicals (1.8%)
  Dow Chemical Co.                                              168,700         4,661,181
                                                                             ------------
 Commercial Services (1.1%)
  MPS Group, Inc.*                                               71,600           983,784
  Robert Half International, Inc.                                63,800         1,705,374
                                                                             ------------
                                                                                2,689,158
                                                                             ------------
 Computer Hardware & Software (7.7%)
  Autodesk, Inc.*                                               182,500         4,637,325
  Cisco Systems, Inc.*                                          261,000         6,248,340
  Dell, Inc.*                                                   277,200         3,980,592
  Hewlett-Packard Co.                                            89,874         4,629,410
                                                                             ------------
                                                                               19,495,667
                                                                             ------------
 Diversified Financial Services (7.9%)
  Aegon NV*                                                     552,185         3,539,506
  Citigroup, Inc.                                                97,698           323,380
  Federated Investors, Inc.,
   Class B                                                      157,000         4,317,500
  Investment Technology
   Group, Inc.*                                                 180,300         3,551,910
  JPMorgan Chase & Co.                                           99,807         4,158,958
  Northern Trust Corp.                                           33,400         1,750,160
  U.S. Bancorp                                                  105,600         2,377,056
                                                                             ------------
                                                                               20,018,470
                                                                             ------------
 Diversified Manufacturing (7.1%)
  Carlisle Cos., Inc.                                           181,600         6,221,616
  Crane Co.                                                     187,300         5,735,126
  Illinois Tool Works, Inc.                                     124,800         5,989,152
                                                                             ------------
                                                                               17,945,894
                                                                             ------------
 Electrical Equipment (1.8%)
  Baldor Electric Co.                                            57,993         1,629,023
  FLIR Systems, Inc.*                                            90,800         2,970,976
                                                                             ------------
                                                                                4,599,999
                                                                             ------------
 Food & Beverage (2.3%)
  The Coca-Cola Co.                                             102,800         5,859,600
                                                                             ------------
 Health Care (12.7%)
  Johnson & Johnson                                             105,500         6,795,255
  McKesson Corp.                                                103,650         6,478,125
  Medtronic, Inc.                                               132,700         5,836,146
  Merck & Co., Inc.                                              92,400         3,376,296
  Pfizer, Inc.                                                  381,450         6,938,575
  Zimmer Holdings, Inc.*                                         47,900         2,831,369
                                                                             ------------
                                                                               32,255,766
                                                                             ------------
 Industrial Conglomerates (1.6%)
  General Electric Co.                                          275,600         4,169,828
                                                                             ------------
 Machinery (1.0%)
  Cummins, Inc.                                                  52,700         2,416,822
                                                                             ------------
 Metals & Mining (3.1%)
  Alcoa, Inc.                                                   199,100         3,209,492
  Nucor Corp.                                                   102,200         4,767,630
                                                                             ------------
                                                                                7,977,122
                                                                             ------------
 Oil & Oil Services (8.5%)
  ConocoPhillips                                                 79,900         4,080,493
  Exxon Mobil Corp.                                              34,000         2,318,460
  Royal Dutch Shell
    PLC ADR                                                     106,100         6,377,671
  Tidewater, Inc.                                               136,250         6,533,188
  Valero Energy Corp.                                           128,100         2,145,675
                                                                             ------------
                                                                               21,455,487
                                                                             ------------
 Recreation (1.2%)
  Mattel, Inc.                                                  146,600         2,929,068
                                                                             ------------
 Retail (6.7%)
  Bed Bath & Beyond, Inc.*                                      145,000         5,601,350
  Best Buy Co., Inc.                                            127,100         5,015,366
  Home Depot, Inc.                                              156,800         4,536,224
  Kohl's Corp.*                                                  36,500         1,968,445
                                                                             ------------
                                                                               17,121,385
                                                                             ------------
 Semiconductors (7.0%)
  Applied Materials, Inc.                                       353,600         4,929,184
  Intel Corp.                                                   369,500         7,537,800
  Texas Instruments, Inc.                                       206,700         5,386,602
                                                                             ------------
                                                                               17,853,586
                                                                             ------------
 Telecommunication Services (4.8%)
  Nokia OYJ ADR                                                 300,950         3,867,208
  Telefonos de Mexico
    Class L ADR                                                 302,000         5,007,160
  Telmex Internacional ADR                                      186,000         3,301,500
                                                                             ------------
                                                                               12,175,868
                                                                             ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                                DECEMBER 31, 2009

                       Description                                                        Shares          Value
-----------------------------------------------------------                              --------     ------------
COMMON STOCKS (90.2%) (continued)
 Transportation (3.2%)
  Norfolk Southern Corp.                                                                  71,900      $  3,768,998
  Werner Enterprises, Inc.                                                               216,000         4,274,640
                                                                                                      ------------
                                                                                                         8,043,638
                                                                                                      ------------

       Total common stocks (cost: $231,103,682)                                                        228,782,839
                                                                                                      ------------

                                                              Interest    Maturity     Principal
                                                                Rate        Date        Amount
                                                              --------    --------     ---------
SHORT-TERM NOTES AND BONDS (0.8%)
 COMMERCIAL PAPER (0.8%)
  Consumer Finance (0.8%)
    American Honda Finance Corp.                               0.152%   01/07/2010    $2,000,000         1,999,940
                                                                                                      ------------

       Total short-term notes and bonds (cost: $1,999,950)                                               1,999,940
                                                                                                      ------------

                                                                                         Shares
                                                                                       ---------
MONEY MARKET MUTUAL FUNDS (3.8%)
  BlackRock Liquidity Funds TempFund Portfolio                                         9,700,000         9,700,000
                                                                                                      ------------

       Total money market mutual funds (cost: $9,700,000)                                                9,700,000
                                                                                                      ------------
MUTUAL FUNDS (3.1%)
  iShares Russell 1000 Value Index Fund                                                   68,900         3,954,171
  iShares Russell MidCap Value Index Fund                                                 69,600         2,573,808
  iShares S&P SmallCap 600 Value Index Fund                                               24,600         1,436,148
                                                                                                      ------------

       Total mutual funds (cost: $8,403,514)                                                             7,964,127
                                                                                                      ------------

TOTAL INVESTMENTS (97.9%) (COST: $251,207,146)                                                         248,446,906

OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)                                                             5,201,635
                                                                                                      ------------

NET ASSETS (100.0%)                                                                                   $253,648,541
                                                                                                      ============

* Non-Income producing securities.

The interest rate for short-term notes reflects the yields for those securities as of December 31, 2009.

Percentages shown are based on net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (continued)
                                DECEMBER 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio's assets carried at fair value:

                                    Level 1         Level 2          Level 3
                                 ------------     ------------     -----------
Investments in Securities
 Common Stocks*                  $228,782,839     $          -     $         -
 Commercial Paper                           -        1,999,940               -
 Money Market Mutual Fund           9,700,000                -               -
 Mutual Funds                       7,964,127                -               -
                                 ------------     ------------     -----------
Total                            $246,446,966     $  1,999,940     $         -
                                 ============     ============     ===========

As of December 31, 2009 and December 31, 2008, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                                DECEMBER 31, 2009

                                                                  Interest     Maturity      Principal
                       Description                                  Rate         Date          Amount        Value
-----------------------------------------------------             --------     --------      ---------    ------------
SHORT-TERM NOTES (94.8%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (6.2%)
   Fannie Mae Discount Note                                          0.070%     03/10/10     $6,500,000   $  6,499,140
   Federal Home Loan Bank Discount Note                              0.060      01/25/10      4,750,000      4,749,810
   Federal Home Loan Bank Discount Note                              0.152      03/30/10      3,000,000      2,998,900
                                                                                                          ------------
                                                                                                            14,247,850
                                                                                                          ------------
 COMMERCIAL PAPER (75.4%)
  Chemical - Diversified (1.7%)
   BASF AG                                                           0.416      01/29/10      4,000,000      3,998,724
                                                                                                          ------------
                                                                                                             3,998,724
                                                                                                          ------------
  Commercial Banks (14.2%)
   Bank of America Corp.                                             0.162      01/14/10      1,500,000      1,499,913
   Bank of America Corp.                                             0.213      02/18/10      5,000,000      4,998,600
   Bank of America Corp.                                             0.243      04/07/10      1,748,000      1,746,881
   BNP Paribas                                                       0.223      04/13/10      7,000,000      6,995,637
   Citigroup, Inc.                                                   0.284      01/07/10      3,000,000      2,999,860
   Deutsche Bank                                                     0.162      01/20/10      1,500,000      1,499,873
   Deutsche Bank                                                     0.183      02/11/10      3,800,000      3,799,221
   JPMorgan Chase & Co.                                              0.172      01/04/10      5,000,000      4,999,929
   JPMorgan Chase & Co.                                              0.061      01/05/10      1,000,000        999,993
   JPMorgan Chase & Co.                                              0.183      01/11/10      3,000,000      2,999,850
                                                                                                          ------------
                                                                                                            32,539,757
                                                                                                          ------------
  Computers & Peripherals (7.3%)
   Hewlett-Packard Co.                                               0.112      01/12/10      2,000,000      1,999,933
   Hewlett-Packard Co.                                               0.112      01/13/10      6,200,000      6,199,773
   Microsoft Corp.                                                   0.112      01/19/10      2,000,000      1,999,890
   Microsoft Corp.                                                   0.101      03/16/10      3,500,000      3,499,281
   Microsoft Corp.                                                   0.152      05/10/10      3,000,000      2,998,388
                                                                                                          ------------
                                                                                                            16,697,265
                                                                                                          ------------
  Consumer Finance (9.2%)
   American Honda Financial Corp.                                    0.213      01/20/10      1,500,000      1,499,834
   American Honda Financial Corp.                                    0.142      01/21/10      5,000,000      4,999,611
   American Honda Financial Corp.                                    0.162      02/02/10      2,500,000      2,499,644
   John Deere Capital Corp.                                          0.122      01/08/10      1,000,000        999,977
   John Deere Capital Corp.                                          0.122      01/08/10      2,000,000      1,999,953
   Paccar Financial Corp.                                            0.172      02/16/10      1,000,000        999,783
   Paccar Financial Corp.                                            0.152      03/03/10      2,000,000      1,999,492
   Paccar Financial Corp.                                            0.182      03/18/10      3,609,000      3,607,629
   Paccar Financial Corp.                                            0.152      03/25/10      2,500,000      2,499,135
                                                                                                          ------------
                                                                                                            21,105,058
                                                                                                          ------------
  Diversified Financial Services (7.3%)
   General Electric Capital Services, Inc.                           0.132      02/09/10      5,000,000      4,999,296
   General Electric Capital Services, Inc.                           0.081      02/19/10      3,000,000      2,999,673
   UBS AG                                                            0.091      01/15/10      4,000,000      3,999,860
   UBS AG                                                            0.122      01/19/10      3,850,000      3,849,769
   UBS AG                                                            0.304      04/02/10      1,000,000        999,242
                                                                                                          ------------
                                                                                                            16,847,840
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                  Interest     Maturity      Principal
                       Description                                  Rate         Date          Amount         Value
-----------------------------------------------------             --------     --------      ---------    ------------
SHORT-TERM NOTES (94.8%) (continued)
 COMMERCIAL PAPER (75.4%) (continued)
  Education (3.7%)
   Harvard University                                                0.091%     01/14/10     $2,501,000   $  2,500,919
   Harvard University                                                0.123      02/12/10      6,000,000      5,999,148
                                                                                                          ------------
                                                                                                             8,500,067
                                                                                                          ------------
  Electric Integrated (2.4%)
   FPL Group Capital, Inc.                                           0.112      01/07/10      5,500,000      5,499,899
                                                                                                          ------------
  Electric Products (3.5%)
   Emerson Electric Co.                                              0.112      01/12/10      8,000,000      7,999,731
                                                                                                          ------------
  Entertainment - Diversified (3.6%)
   Walt Disney Co.                                                   0.122      02/04/10      8,250,000      8,249,065
                                                                                                          ------------
  Food, Beverages (7.3%)
   The Coca-Cola Co.                                                 0.101      01/22/10      3,000,000      2,999,825
   The Coca-Cola Co.                                                 0.112      02/03/10      5,000,000      4,999,496
   Nestle Capital Corp.                                              0.101      01/04/10      2,650,000      2,649,978
   Nestle Capital Corp.                                              0.101      02/10/10      3,000,000      2,999,667
   Nestle Capital Corp.                                              0.608      02/16/10      2,200,000      2,198,313
   Nestle Capital Corp.                                              0.101      02/17/10      1,000,000        999,869
                                                                                                          ------------
                                                                                                            16,847,148
                                                                                                          ------------
  Household & Presonal Products (1.4%)
   The Proctor & Gamble Co.                                          0.101      02/01/10      3,200,000      3,199,724
                                                                                                          ------------
  Medical Products (11.6%)
   Abbott Laboratories                                               0.071      01/26/10      5,000,000      4,999,757
   Abbott Laboratories                                               0.101      02/08/10      4,000,000      3,999,578
   Johnson & Johnson                                                 0.101      03/05/10      2,700,000      2,699,528
   Johnson & Johnson                                                 0.122      03/18/10      5,000,000      4,998,733
   Johnson & Johnson                                                 0.172      05/06/10      1,300,000      1,299,233
   Medtronic, Inc.                                                   0.081      01/28/10      4,000,000      3,999,760
   Medtronic, Inc.                                                   0.152      02/03/10      1,650,000      1,649,773
   Medtronic, Inc.                                                   0.132      02/23/10      3,000,000      2,999,426
                                                                                                          ------------
                                                                                                            26,645,788
                                                                                                          ------------
  Transport Service (2.2%)
   United Parcel Service, Inc.                                       0.071      01/05/10      5,000,000      4,999,961
                                                                                                          ------------
 VARIABLE RATE DEMAND NOTES (1.2%)**
   Community Housing Development Corp., Ser. 2004, Bonds
    (backed by Wells Fargo Bank LOC)                                 0.290      08/01/24        600,000        600,000
   Connecticut Water Co. Ser. 2004, Sr. Unsec'd. Notes
    (backed by Citizen Bank of RI LOC)                               0.740      01/04/29      1,500,000      1,500,000
   PCP Investors LLC (backed by Wells Fargo Bank LOC),
    Notes                                                            0.290      12/01/24        700,000        700,000
                                                                                                          ------------
                                                                                                             2,800,000
                                                                                                          ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                  Interest     Maturity      Principal
                       Description                                  Rate         Date          Amount         Value
-----------------------------------------------------             --------     --------      ---------    ------------
SHORT-TERM NOTES (94.8%) (continued)
 CORPORATE BONDS (12.0%)
   Aerospace & Defense (2.3%)
    United Technologies Corp., Sr. Unsec'd. Notes                    4.375%     05/01/10     $5,276,000   $  5,338,954
                                                                                                          ------------
   Commercial Banks (4.0%)
    BASF Finance Europe NV, Gtd. Notes, 144A                         0.304      02/19/10      4,000,000      4,000,000
    Citigroup, Inc., Sr. Unsec'd. Notes                              4.125      02/22/10      5,000,000      5,001,357
    Wells Fargo & Co., Sr. Unsec'd. Notes                            4.200      01/15/10        106,000        106,151
                                                                                                          ------------
                                                                                                             9,107,508
                                                                                                          ------------
   Consumer Finance (2.2%)
    John Deere Capital Corp., Sr. Unsec'd. Notes, MTN**              0.706      02/26/10      5,000,000      5,002,534
                                                                                                          ------------
   Health Care (2.2%)
    Roche Holdings, Inc., Gtd. Notes, 144A                           1.262      02/25/10      5,000,000      5,000,000
                                                                                                          ------------
   Household & Personal Products (1.3%)
    Procter & Gamble International Funding SCA, Gtd. Notes**         0.285      02/01/10      3,000,000      3,000,000
                                                                                                          ------------

       Total short-term notes (cost: $217,626,873)                                                         217,626,873
                                                                                                          ------------

                                                                                               Shares
                                                                                             ----------
MONEY MARKET MUTUAL FUNDS (5.0%)
    BlackRock Liquidity TempFund Portfolio                                                   11,520,000     11,520,000
                                                                                                          ------------

       Total money market mutual fund (cost: $11,520,000)                                                   11,520,000
                                                                                                          ------------
TOTAL INVESTMENTS (99.8%) (COST: $229,146,873)                                                             229,146,873

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)                                                                   359,731
                                                                                                          ------------

NET ASSETS (100.0%)                                                                                       $229,506,604
                                                                                                          ============

** Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at December 31, 2009.

The interest rate for short-term notes reflects the yields for those securities as of December 31, 2009.

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

Cost represents amortized cost.

Percentages shown are based on net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (continued)
                                DECEMBER 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio's assets carried at fair value:

                                    Level 1         Level 2          Level 3
                                 ------------     ------------     -----------
Investments in Securities
 U.S. Government & Agency
   Obligations                   $          -     $ 14,247,850     $         -
 Commercial Paper                           -      173,130,027               -
 Variable Rate Demand Notes                 -        2,800,000               -
 Corporate Bonds                            -       27,448,996               -
 Money Market Mutual Fund          11,520,000                -               -
                                 ------------     ------------     -----------
Total                            $ 11,520,000     $217,626,873     $         -
                                 ============     ============     ===========

As of December 31, 2009 and December 31, 2008, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                        Description                                       Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.6%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (18.8%)
   Federal Farm Credit Bank                                                2.625%    04/17/2014     $1,000,000    $    996,799
   Federal Home Loan Banks                                                 1.625     07/27/2011        250,000         252,390
   Federal Home Loan Banks                                                 2.250     04/13/2012        500,000         509,020
   FHLMC                                                                   4.500     01/15/2015        500,000         537,325
   FHLMC                                                                   3.750     03/27/2019        750,000         735,316
   FNMA                                                                    4.375     07/17/2013      1,000,000       1,072,048
   FNMA                                                                    2.500     05/15/2014      1,000,000         998,038
   U.S. Treasury Bonds                                                     2.625     04/30/2016      1,000,000         968,984
   U.S. Treasury Bonds                                                     2.750     02/15/2019      3,500,000       3,222,188
   U.S. Treasury Bonds                                                     3.125     10/31/2016      1,000,000         987,422
   U.S. Treasury Bonds                                                     3.625     08/15/2019        300,000         294,938
   U.S. Treasury Bonds                                                     5.375     02/15/2031      1,250,000       1,381,250
   U.S. Treasury Bonds                                                     3.500     02/15/2039        550,000         450,484
   U.S. Treasury Bonds                                                     4.500     08/15/2039        300,000         293,203
   U.S. Treasury Notes                                                     0.875     03/31/2011      1,450,000       1,452,662
   U.S. Treasury Notes                                                     1.125     06/30/2011        950,000         953,859
   U.S. Treasury Notes                                                     1.000     07/31/2011        250,000         250,381
   U.S. Treasury Notes                                                     1.375     04/15/2012      3,600,000       3,603,377
   U.S. Treasury Notes                                                     1.500     07/15/2012      1,150,000       1,151,796
   U.S. Treasury Notes                                                     1.375     10/15/2012        800,000         795,500
   U.S. Treasury Notes                                                     2.250     05/31/2014      4,150,000       4,121,791
   U.S. Treasury Notes                                                     2.375     08/31/2014        700,000         694,859
                                                                                                                  ------------
                                                                                                                    25,723,630
                                                                                                                  ------------
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (41.0%)
   Atlantic City Electric Transition Funding LLC,
     Ser. 2002-1, Cl. A3                                                   4.910     07/20/2017      1,000,000       1,072,521
   Banc of America Commercial Mortgage, Inc.,
     Ser. 2006-5, Cl. AAB                                                  5.379     09/10/2047        900,000         905,131
   Bear Stearns Commercial Mortgage
     Securities, Ser. 2006-PW13, Cl. A3                                    5.518     09/11/2041      1,000,000         997,885
   Bear Stearns Commercial Mortgage
     Securities, Ser. 2006-PW13, Cl . AAB                                  5.530     09/11/2041      1,300,000       1,302,733
   Bear Stearns Commercial Mortgage
     Securities, Ser. 2006-PW14, Cl. A3                                    5.209     12/11/2038        600,000         587,949
   Bear Stearns Commercial Mortgage
     Securities, Ser. 2006-T24, Cl. AAB                                    5.533     10/12/2041        550,000         550,758
   Bear Stearns Commercial Mortgage
     Securities, Ser. 2007-PW15, Cl. AAB                                   5.315     02/11/2044        650,000         632,007
   CenterPoint Energy Transition Bond Co. LLC,
     Ser. 2005-A, Cl. A2                                                   4.970     08/01/2014        517,039         538,817
   CHN Equipment Trust Ser. 2007-B A3A                                     5.400     10/17/2011        102,184         102,861
   Commercial Mortgage Pass Through Certificates,
     Ser. 2006-C8, AAB                                                     5.291     12/10/2046        650,000         638,251
   Crown Castle Towers, Ser. 2006-1A, Cl. AFX                              5.245     11/15/2036      1,000,000       1,030,000
   CSFB Mortgage Securities Corp.,
     Ser. 2005-C5, Cl. AAB.                                                5.100     08/15/2038      1,200,000       1,222,461
   FHLMC CMO, Ser. 2424, Cl. OG                                            6.000     03/15/2017        827,116         888,897
   FHLMC CMO, Ser. 2947, Cl. VA                                            5.000     03/15/2016        554,290         587,313

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                         Description                                      Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.6%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (41.0%) (continued)
   FHLMC Gold Pool #A11823                                                 5.000%    08/01/2033     $   83,232    $     85,694
   FHLMC Gold Pool #A16641                                                 5.500     12/01/2033        134,026         141,034
   FHLMC Gold Pool #A27124                                                 6.000     10/01/2034         30,411          32,464
   FHLMC Gold Pool #A28876                                                 6.000     11/01/2034        513,312         547,961
   FHLMC Gold Pool #A40159                                                 5.500     11/01/2035         35,245          37,055
   FHLMC Gold Pool #A40754                                                 6.500     12/01/2035        370,410         397,149
   FHLMC Gold Pool #A41968                                                 5.500     01/01/2036        269,720         283,571
   FHLMC Gold Pool #A43870                                                 6.500     03/01/2036        119,631         128,192
   FHLMC Gold Pool #A44969                                                 6.500     04/01/2036        764,347         819,046
   FHLMC Gold Pool #A45624                                                 5.500     06/01/2035         35,238          37,048
   FHLMC Gold Pool #A48197                                                 6.500     01/01/2036      1,156,961       1,239,756
   FHLMC Gold Pool #A49346                                                 6.500     05/01/2036         95,749         102,601
   FHLMC Gold Pool #A51101                                                 6.000     07/01/2036        166,427         176,933
   FHLMC Gold Pool #A56247                                                 6.000     01/01/2037        968,323       1,029,448
   FHLMC Gold Pool #A56634                                                 5.000     01/01/2037        361,236         370,850
   FHLMC Gold Pool #A56829                                                 5.000     01/01/2037         83,103          85,315
   FHLMC Gold Pool #A57135                                                 5.500     02/01/2037      1,108,133       1,162,097
   FHLMC Gold Pool #A58278                                                 5.000     03/01/2037      1,439,683       1,478,000
   FHLMC Gold Pool #A58965                                                 5.500     04/01/2037        717,507         752,448
   FHLMC Gold Pool #A71576                                                 6.500     01/01/2038        743,765         796,833
   FHLMC Gold Pool #B12969                                                 4.500     03/01/2019        119,644         124,593
   FHLMC Gold Pool #B19462                                                 5.000     07/01/2020        654,156         687,762
   FHLMC Gold Pool #C01086                                                 7.500     11/01/2030         39,675          44,587
   FHLMC Gold Pool #C01271                                                 6.500     12/01/2031         67,445          72,946
   FHLMC Gold Pool #C01302                                                 6.500     11/01/2031         35,311          38,191
   FHLMC Gold Pool #C01676                                                 6.000     11/01/2033      3,397,812       3,631,413
   FHLMC Gold Pool #C14364                                                 6.500     09/01/2028         33,996          36,801
   FHLMC Gold Pool #C14872                                                 6.500     09/01/2028          3,164           3,425
   FHLMC Gold Pool #C20300                                                 6.500     01/01/2029         25,163          27,239
   FHLMC Gold Pool #C28221                                                 6.500     06/01/2029         10,607          11,482
   FHLMC Gold Pool #C35377                                                 7.000     01/01/2030          5,358           5,919
   FHLMC Gold Pool #C41636                                                 8.000     08/01/2030          5,599           6,415
   FHLMC Gold Pool #C56017                                                 6.500     03/01/2031        261,327         282,723
   FHLMC Gold Pool #C61802                                                 5.500     12/01/2031        272,674         287,167
   FHLMC Gold Pool #C64936                                                 6.500     03/01/2032         35,861          38,730
   FHLMC Gold Pool #C68790                                                 6.500     07/01/2032        197,831         213,657
   FHLMC Gold Pool #C74741                                                 6.000     12/01/2032        191,245         204,871
   FHLMC Gold Pool #C79460                                                 5.500     05/01/2033        132,913         139,863
   FHLMC Gold Pool #C79886                                                 6.000     05/01/2033        462,367         494,155
   FHLMC Gold Pool #E00543                                                 6.000     04/01/2013         14,442          15,257
   FHLMC Gold Pool #E00565                                                 6.000     08/01/2013         12,246          12,932
   FHLMC Gold Pool #E00957                                                 6.000     02/01/2016         25,303          27,070
   FHLMC Gold Pool #E01007                                                 6.000     08/01/2016         21,167          22,681
   FHLMC Gold Pool #E01085                                                 5.500     12/01/2016         40,429          42,979
   FHLMC Gold Pool #E01136                                                 5.500     03/01/2017        114,636         121,978
   FHLMC Gold Pool #E01216                                                 5.500     10/01/2017        108,031         115,033
   FHLMC Gold Pool #E01378                                                 5.000     05/01/2018        243,563         256,755
   FHLMC Gold Pool #E71048                                                 6.000     07/01/2013            460             492

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                         Description                                      Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.6%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (41.0%) (continued)
   FHLMC Gold Pool #E72468                                                 5.500%    10/01/2013     $    7,596    $      8,076
   FHLMC Gold Pool #E74118                                                 5.500     01/01/2014         40,415          42,972
   FHLMC Gold Pool #E77035                                                 6.500     05/01/2014         22,653          24,344
   FHLMC Gold Pool #E77962                                                 6.500     07/01/2014         27,627          29,690
   FHLMC Gold Pool #E78727                                                 6.500     10/01/2014            973           1,045
   FHLMC Gold Pool #E82543                                                 6.500     03/01/2016         47,789          51,626
   FHLMC Gold Pool #E85127                                                 6.000     08/01/2016         18,578          19,901
   FHLMC Gold Pool #E85353                                                 6.000     09/01/2016         48,071          51,495
   FHLMC Gold Pool #E89823                                                 5.500     05/01/2017        117,723         125,316
   FHLMC Gold Pool #E90912                                                 5.500     08/01/2017         54,339          57,844
   FHLMC Gold Pool #E91139                                                 5.500     09/01/2017        213,532         227,306
   FHLMC Gold Pool #E91646                                                 5.500     10/01/2017        269,225         286,591
   FHLMC Gold Pool #E92047                                                 5.500     10/01/2017        184,556         196,460
   FHLMC Gold Pool #E92196                                                 5.500     11/01/2017         28,615          30,461
   FHLMC Gold Pool #E95159                                                 5.500     03/01/2018        195,195         208,091
   FHLMC Gold Pool #E95734                                                 5.000     03/01/2018        991,622       1,045,044
   FHLMC Gold Pool #G01091                                                 7.000     12/01/2029         29,001          32,041
   FHLMC Gold Pool #G02060                                                 6.500     01/01/2036      1,172,848       1,257,513
   FHLMC Gold Pool #G08016                                                 6.000     10/01/2034      1,462,251       1,560,953
   FHLMC Gold Pool #G10817                                                 6.000     06/01/2013         13,240          14,150
   FHLMC Gold Pool #G11753                                                 5.000     08/01/2020        452,697         475,953
   FHLMC Gold Pool #J01380                                                 5.500     03/01/2021        892,078         946,832
   FHLMC Gold Pool #J05930                                                 5.500     03/01/2021      1,314,627       1,395,316
   FNMA Pool #253798                                                       6.000     05/01/2016          1,219           1,307
   FNMA Pool #256883                                                       6.000     09/01/2037      1,188,104       1,260,318
   FNMA Pool #356565                                                       5.500     09/01/2017        771,298         821,286
   FNMA Pool #357637                                                       6.000     11/01/2034      1,840,610       1,963,125
   FNMA Pool #545929                                                       6.500     08/01/2032        115,275         124,569
   FNMA Pool #555591                                                       5.500     07/01/2033        467,022         490,859
   FNMA Pool #572020                                                       6.000     04/01/2016         28,898          30,970
   FNMA Pool #578974                                                       6.000     05/01/2016         43,756          46,825
   FNMA Pool #579170                                                       6.000     04/01/2016         10,863          11,641
   FNMA Pool #584953                                                       7.500     06/01/2031         14,040          15,844
   FNMA Pool #585097                                                       6.000     05/01/2016         65,504          70,200
   FNMA Pool #651220                                                       6.500     07/01/2032        111,086         120,042
   FNMA Pool #781776                                                       6.000     10/01/2034        189,082         201,668
   FNMA Pool #797509                                                       4.500     03/01/2035      1,087,839       1,091,012
   FNMA Pool #797536                                                       4.500     04/01/2035        930,215         932,928
   FNMA Pool #910446                                                       6.500     01/01/2037        519,351         556,761
   FNMA Pool #922224                                                       5.500     12/01/2036        880,780         923,673
   FNMA Pool #936760                                                       5.500     06/01/2037        945,972         991,299
   FNMA Pool #942956                                                       6.000     09/01/2037      1,232,926       1,307,865
   GE Capital Commercial Mortgage Corp.,
     Ser. 2002-2A, Cl. A3                                                  5.349     08/11/2036        500,000         519,113
   GNMA CMO, Ser. 2002-88, Cl. GW                                          5.500     09/20/2019      1,000,000       1,053,083
   GNMA Pool #443216                                                       8.000     07/15/2027         21,759          24,982
   GNMA Pool #452827                                                       7.500     02/15/2028         24,231          27,276
   GNMA Pool #457453                                                       7.500     10/15/2027          7,250           8,156

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                         Description                                      Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.6%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (41.0%) (continued)
   GNMA Pool #479743                                                       7.500%    11/15/2030     $   19,568    $     22,047
   GNMA Pool #511723                                                       7.500     10/15/2030         22,172          24,981
   GNMA Pool #511778                                                       7.500     11/15/2030         68,539          77,222
   GNMA Pool #529534                                                       8.000     08/15/2030          8,912          10,249
   GNMA Pool #540356                                                       7.000     05/15/2031         54,829          61,065
   GNMA Pool #542083                                                       7.000     01/15/2031          7,881           8,777
   GNMA Pool #552466                                                       6.500     03/15/2032         73,215          78,864
   GNMA Pool #574395                                                       6.000     01/15/2032        501,749         536,006
   GNMA Pool #577653                                                       6.000     08/15/2032         39,675          42,384
   GNMA Pool #585467                                                       6.000     08/15/2032        147,760         157,848
   GNMA Pool #591025                                                       6.500     10/15/2032         90,793          97,798
   GNMA Pool #717081                                                       4.500     05/15/2039      1,967,559       1,972,359
   LB-UBS Commercial Mortgage Trust,
     Ser. 2006-C7, Cl. A2                                                  5.300     11/15/2038      1,800,000       1,830,141
   Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB                       5.325     12/15/2043        650,000         647,735
   Small Business Administration Participation
     Certificates, Ser. 2006-10A, Cl. 1                                    5.524     03/10/2016        950,558         988,874
   Small Business Administration Participation
     Certificates, Ser. 2006-20C, Cl. 1                                    5.570     03/01/2026        743,327         799,582
   TIAA Seasoned Commercial Mortgage Trust,
     Ser. 2007-C4, C1. A3                                                  6.072     08/15/2039        350,000         362,906
                                                                                                                  ------------
                                                                                                                    56,130,855
                                                                                                                  ------------
 CORPORATE OBLIGATIONS (33.8%)
  Aerospace & Defense (0.4%)
   L-3 Communications Corp., Gtd. Notes                                    6.125     01/15/2014        500,000         503,125
                                                                                                                  ------------
  Auto Rental (0.6%)
   ERAC USA Finance Co. Gtd. Notes, 144A                                   5.600     05/01/2015        800,000         815,417
                                                                                                                  ------------
  Building Materials (0.8%)
   Owens Corning, Inc., Gtd. Notes                                         9.000     06/15/2019      1,000,000       1,115,179
                                                                                                                  ------------
  Coal (0.5%)
   Consol Energy, Inc., Sr. Sec'd. Notes                                   7.875     03/01/2012        665,000         712,381
                                                                                                                  ------------
  Commercial Banks (3.6%)
   Fifth Third Bank/Ohio, Sub. Notes                                       4.750     02/01/2015      1,000,000         947,154
   JPMorgan Chase & Co., Sub. Notes                                        6.750     02/01/2011         37,000          39,029
   Merrill Lynch & Co., Inc., Sr. Unsec'd. Notes, MTN                      0.481     11/01/2011        550,000         539,924
   Morgan Stanley Capital I, Sr. Unsec'd. Notes, MTN                       5.625     09/23/2019      1,000,000       1,007,310
   Regions Financial Corp., Sr. Unsec'd. Notes                             7.750     11/10/2014      1,000,000         986,224
   State Street Bank & Trust Co., Sub. Notes                               5.300     01/15/2016        600,000         609,683
   Union Bank NA, Sub. Notes                                               5.950     05/11/2016        750,000         744,935
   US Bank NA, Sub. Notes                                                  6.375     08/01/2011         37,000          39,774
                                                                                                                  ------------
                                                                                                                     4,914,033
                                                                                                                  ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                         Description                                      Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.6%) (continued)
 CORPORATE OBLIGATIONS (33.8%) (continued)
   E&P Services (0.6%)
     SEACOR Holdings, Inc., Sr. Unsec'd. Notes                             5.875%    10/01/2012     $  805,000    $    809,029
                                                                                                                  ------------
   Electric Utility (0.9%)
     AEP Texas Central Transition Funding LLC, Ser A-3,
       Sr. Unsec'd. Notes                                                  5.090     07/01/2015        550,000         592,352
     Arizona Public Service Co., Sr. Unsec'd. Notes                        6.375     10/15/2011        600,000         642,293
                                                                                                                  ------------
                                                                                                                     1,234,645
                                                                                                                  ------------
   Finance Companies (1.0%)
     Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes                         7.000     10/01/2013        800,000         798,795
     General Electric Capital Corp., Sub. Notes                            6.375     11/15/2067        600,000         520,500
                                                                                                                  ------------
                                                                                                                     1,319,295
                                                                                                                  ------------
   Food (1.1%)
     Ralcorp Holdings, Inc., Sr. Notes, 144A                               6.625     08/15/2039      1,000,000         975,243
     Tyson Foods, Inc., Gtd. Notes                                         7.850     04/01/2016        500,000         512,500
                                                                                                                  ------------
                                                                                                                     1,487,743
                                                                                                                  ------------
   Gas-Distribution (0.5%)
     Southwest Gas Corp., Sr. Unsec'd. Notes                               7.625     05/15/2012        650,000         707,468
                                                                                                                  ------------
   Health Care Services (0.4%)
     Quest Diagnostic, Inc., Gtd. Notes                                    6.950     07/01/2037        550,000         612,729
                                                                                                                  ------------
   Healthcare Equipment & Supplies (0.8%)
     Hospira, Inc., Sr. Unsec'd. Notes                                     5.900     06/15/2014      1,000,000       1,083,360
                                                                                                                  ------------
   Hotel/Lodging (0.3%)
     MGM Mirage, Gtd. Notes                                                5.875     02/27/2014        500,000         400,625
                                                                                                                  ------------
   Independent Energy (0.9%)
     Pioneer Natural Resources Co., Gtd. Notes                             7.200     01/15/2028        600,000         541,866
     Union Pacific Resources Group, Inc., Sr. Unsec'd. Notes               7.050     05/15/2018        600,000         631,217
                                                                                                                  ------------
                                                                                                                     1,173,083
                                                                                                                  ------------
   Insurance (1.0%)
     Nationwide Financial Services, Sr. Unsec'd. Notes                     6.250     11/15/2011        700,000         724,986
     Willis North America, Inc., Gtd. Notes                                6.200     03/28/2017        600,000         594,794
                                                                                                                  ------------
                                                                                                                     1,319,780
                                                                                                                  ------------
   Iron/Steel (1.3%)
     Gerdau Holdings, Inc., Gtd. Notes, 144A                               7.000     01/20/2020      1,000,000       1,027,500
     Reliance Steel & Aluminum Co., Gtd. Notes                             6.850     11/15/2036        900,000         756,995
                                                                                                                  ------------
                                                                                                                     1,784,495
                                                                                                                  ------------
   Leisure Time (0.4%)
     Royal Caribbean Cruises Ltd., Sr. Notes                               6.875     12/01/2013        600,000         589,500
                                                                                                                  ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                         Description                                      Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.6%) (continued)
 CORPORATE OBLIGATIONS (33.8%) (continued)
   Media (2.9%)
     British Sky Broadcasting Group PLC, Gtd. Notes, 144A                  6.100%    02/15/2018     $  550,000    $    582,636
     CBS Corp., Gtd. Notes                                                 6.625     05/15/2011         37,000          38,774
     COX Communications, Inc., Unsub. Notes                                7.625     06/15/2025      1,000,000       1,108,973
     TCI Communications, Inc., Sr. Unsec'd. Notes                          7.875     02/15/2026      1,050,000       1,176,990
     Time Warner, Inc., Gtd. Notes                                         6.750     04/15/2011        387,000         410,027
     Time Warner Cable, Inc., Gtd. Notes                                   6.550     05/01/2037        650,000         662,347
                                                                                                                  ------------
                                                                                                                     3,979,747
                                                                                                                  ------------
   Metal Fabricate/Hardware (0.6%)
     Commercial Metals Co., Sr. Unsec'd. Notes                             7.350     08/15/2018        800,000         852,898
                                                                                                                  ------------
   Mining (1.3%)
     Joy Global, Inc., Gtd. Notes                                          6.000     11/15/2016      1,135,000       1,148,322
     Vulcan Materials Co., Sr. Unsec'd. Notes                              5.600     11/30/2012        600,000         638,134
                                                                                                                  ------------
                                                                                                                     1,786,456
                                                                                                                  ------------
   Miscellaneous Manufacturing (1.6%)
     Textron, Inc., Sr. Unsec'd. Notes                                     7.250     10/01/2019      1,000,000       1,035,070
     Tyco International Ltd./Tyco International
       Finance SA, Gtd. Notes                                              6.875     01/15/2021      1,000,000       1,121,945
                                                                                                                  ------------
                                                                                                                     2,157,015
                                                                                                                  ------------
   Office Furnishings (0.5%)
     Steelcase, Inc., Sr. Unsec'd Notes                                    6.500     08/15/2011        650,000         664,695
                                                                                                                  ------------
   Oil & Gas (0.8%)
     Murphy Oil Corp., Sr. Unsec'd. Notes                                  7.050     05/01/2029      1,100,000       1,100,997
                                                                                                                  ------------
   Oil & Gas-Production/Pipeline (3.9%)
     Nustar Logistics, Gtd. Notes                                          7.650     04/15/2018      1,000,000       1,096,688
     Questar Pipeline Co., Sr. Unsec'd. Notes                              5.830     02/01/2018        600,000         611,964
     Southern Natural Gas Co., Sr. Unsec'd. Notes, 144A                    5.900     04/01/2017        650,000         667,508
     Southern Star Central Corp., Sr. Notes                                6.750     03/01/2016        650,000         627,250
     Transcontinental Gas Pipe Line Co. LLC,
       Ser. B, Sr. Unsec'd. Notes                                          8.875     07/15/2012        600,000         687,700
     Valero Energy Corp., Gtd. Notes                                       6.625     06/15/2037      1,000,000         938,332
     Williams Partners LP/Williams Partners
       Finance Corp., Sr. Unsec'd. Notes                                   7.250     02/01/2017        700,000         707,134
                                                                                                                  ------------
                                                                                                                     5,336,576
                                                                                                                  ------------
   Packaging (0.4%)
     Pactiv Corp., Sr. Unsec'd. Notes                                      6.400     01/15/2018        550,000         578,349
                                                                                                                  ------------
   Paper and Forest Products (0.7%)
     Abitibi-Consolidated, Inc., Sr. Unsec'd. Notes                        8.850*    08/01/2030        800,000         116,000
     Weyerhaeuser Co., Sr. Unsec'd. Notes                                  7.375     03/15/2032        900,000         853,265
                                                                                                                  ------------
                                                                                                                       969,265
                                                                                                                  ------------

                                                       (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                         Description                                      Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (93.6%) (continued)
 CORPORATE OBLIGATIONS (33.8%) (continued)
   Pharmaceuticals (1.5%)
     AmerisourceBergen Corp., Gtd. Notes                                   5.875%    09/15/2015     $  850,000    $    926,347
     Medco Health Solutions, Inc., Sr. Unsec'd. Notes                      6.125     03/15/2013      1,000,000       1,069,836
                                                                                                                  ------------
                                                                                                                     1,996,183
                                                                                                                  ------------
   Real Estate (0.4%)
     Nationwide Health Properties, Inc., Sr. Unsec'd. Notes                6.250     02/01/2013        600,000         611,137
                                                                                                                  ------------
   Telecommunication Services (4.1%)
     America Movil SAB de CV, Gtd. Notes                                   6.125     11/15/2037        750,000         750,329
     AT&T, Inc., Sr. Unsec'd. Notes                                        6.250     03/15/2011         37,000          39,182
     BellSouth Corp., Sr. Unsec'd. Notes                                   6.550     06/15/2034        850,000         871,878
     New Cingular Wireless Services, Inc.,
       Sr. Unsec'd. Notes                                                  7.875     03/01/2011        537,000         576,951
     Rogers Communications, Inc., Gtd. Notes                               6.375     03/01/2014        875,000         968,794
     Sprint Capital Corp., Gtd. Notes                                      7.625     01/30/2011         37,000          37,879
     Sprint Capital Corp., Gtd. Notes                                      8.750     03/15/2032        800,000         753,999
     Telecom Italia Capital SA, Gtd. Notes                                 6.999     06/04/2018        600,000         660,175
     Verizon Communications, Gtd. Notes                                    6.940     04/15/2028        600,000         615,537
     Windstream Holding of the Midwest, Inc.,
       Sr. Unsec'd. Notes                                                  6.750     04/01/2028        470,000         355,908
                                                                                                                  ------------
                                                                                                                     5,630,632
                                                                                                                  ------------
   Miscellaneous (0.0%)
     Quebec Province, Unsec'd. Notes                                       6.125     01/22/2011         37,000          39,112
                                                                                                                  ------------

       Total corporate obligations (cost: $45,670,414)                                                              46,284,949
                                                                                                                  ------------

       Total long-term notes and bonds (cost: $125,573,194)                                                        128,139,434
                                                                                                                  ------------
SHORT-TERM NOTES AND BONDS (2.7%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (2.0%)
     U.S. Treasury Bill                                                    0.433     07/01/2010      2,300,000       2,297,817
     U.S. Treasury Bill                                                    0.355     10/21/2010        500,000         498,429
                                                                                                                  ------------
       Total U.S. government & agency obligations
         (cost: $2,793,606)                                                                                          2,796,246
                                                                                                                  ------------
 CORPORATE OBLIGATIONS (0.7%)
   Commercial Banks (0.1%)
     Wachovia Bank NA, Sub. Notes                                          7.800     08/18/2010         37,000          38,608
                                                                                                                  ------------
   Finance Companies (0.0%)
     General Electric Capital Corp.,
     Sr. Unsec'd. Notes, MTN                                               7.375     01/19/2010         37,000          37,090
                                                                                                                  ------------
   Oil & Gas (0.0%)
     ConocoPhilips, Sr. Unsec'd. Notes                                     8.750     05/25/2010         37,000          38,233
                                                                                                                  ------------

                                                       (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                         Description                                      Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
SHORT-TERM NOTES AND BONDS (2.7%) (continued)
 CORPORATE OBLIGATIONS (0.7%) (continued)
   Oil & Gas-Production/Pipeline (0.5%)
     El Paso Natural Gas Co., Ser. A, Sr. Unsec'd. Notes                   7.625%    08/01/2010     $  700,000    $    698,466
                                                                                                                  ------------
   Telecommunication Services (0.1%)
     British Telecommunications PLC, Sr. Unsec'd. Notes                    9.125     12/15/2010         37,000          39,639
     Verizon Global Funding Corp., Sr. Unsec'd. Notes                      7.250     12/01/2010         37,000          39,101
                                                                                                                  ------------
                                                                                                                        78,740
                                                                                                                  ------------
   Miscellaneous (0.0%)
     Inter-American Development Bank, Sr. Unsec'd. Notes                   7.375     01/15/2010         37,000          37,079
                                                                                                                  ------------

       Total corporate obligations (cost: $928,575)                                                                    928,216
                                                                                                                  ------------

       Total short-term notes and bonds (cost: $3,722,181)                                                           3,724,462
                                                                                                                  ------------

                                                                                                     Shares
                                                                                                   -----------
MONEY MARKET MUTUAL FUNDS (2.8%)
     BlackRock Liquidity Funds TempFund Portfolio                                                    3,800,000       3,800,000
                                                                                                                  ------------

       Total money market mutual funds (cost: $3,800,000)                                                            3,800,000
                                                                                                                  ------------
TOTAL INVESTMENTS (99.1%) (COST: $133,095,375)                                                                     135,663,896

OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)                                                                         1,240,083
                                                                                                                  ------------

NET ASSETS (100.0%)                                                                                               $136,903,979
                                                                                                                  ============

* Represents issuer in default on interest payment; non-income producing security.

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields of those securities as of December 31, 2009.

Percentages shown are based on net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (continued)
                                DECEMBER 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio's assets carried at fair value:

                                       Level 1         Level 2         Level 3
                                     -----------    ------------    ------------
Investments in Securities
  U.S. Government & Agency
    Obligations                      $         -    $ 28,519,876    $          -
  Mortgage-Backed and
    Assets-Backed Securities                   -      56,130,855               -
  Corporate Obligations                        -      47,213,165               -
  Money Market Mutual Fund             3,800,000               -               -
                                     -----------    ------------    ------------
Total                                $ 3,800,000    $131,863,896    $          -
                                     ===========    ============    ============

As of December 31, 2009 and December 31, 2008, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                                DECEMBER 31, 2009

         Description                                         Shares         Value
------------------------------------------                 ----------   ------------
COMMON STOCKS (61.8%)
 Aerospace & Defense (2.6%)
   General Dynamics Corp.                                      25,000   $  1,704,250
   Precision Castparts Corp.                                   48,300      5,329,905
                                                                        ------------
                                                                           7,034,155
                                                                        ------------
 Apparel (2.3%)
   Columbia Sportswear Co.                                     59,900      2,338,496
   Wolverine World Wide, Inc.                                 150,250      4,089,805
                                                                        ------------
                                                                           6,428,301
                                                                        ------------
 Automotive Components (2.3%)
   Harley-Davidson, Inc.                                       92,300      2,325,960
   Magna International, Inc.,
     Class A                                                   81,300      4,112,154
                                                                        ------------
                                                                           6,438,114
                                                                        ------------
 Chemicals (1.3%)
   Dow Chemical Co.                                           124,600      3,442,698
                                                                        ------------
 Commercial Services (0.7%)
   MPS Group, Inc.*                                            46,200        634,788
   Robert Half International, Inc.                             50,600      1,352,538
                                                                        ------------
                                                                           1,987,326
                                                                        ------------
 Computer Hardware & Software (5.2%)
   Autodesk, Inc.*                                            134,400      3,415,104
   Cisco Systems, Inc.*                                       192,700      4,613,238
   Dell, Inc.*                                                202,200      2,903,592
   Hewlett-Packard Co.                                         66,067      3,403,111
                                                                        ------------
                                                                          14,335,045
                                                                        ------------
 Diversified Financial Services (5.4%)
   Aegon NV*                                                  402,186      2,578,012
   Citigroup, Inc.                                             66,228        219,215
   Federated Investors, Inc.,
     Class B                                                  116,000      3,190,000
   Investment Technology
     Group, Inc.*                                             139,600      2,750,120
   JPMorgan Chase & Co.                                        72,840      3,035,243
   Northern Trust Corp.                                        25,500      1,336,200
   U.S. Bancorp                                                78,600      1,769,286
                                                                        ------------
                                                                          14,878,076
                                                                        ------------
 Diversified Manufacturing (4.9%)
   Carlisle Cos., Inc.                                        134,000      4,590,840
   Crane Co.                                                  141,700      4,338,854
   Illinois Tool Works, Inc.                                   92,300      4,429,477
                                                                        ------------
                                                                          13,359,171
                                                                        ------------
 Electrical Equipment (1.3%)
   Baldor Electric Co.                                         44,100      1,238,769
   FLIR Systems, Inc.*                                         70,300      2,300,216
                                                                        ------------
                                                                           3,538,985
                                                                        ------------
 Food & Beverage (1.6%)
   The Coca-Cola Co.                                           74,800      4,263,600
                                                                        ------------
 Health Care (8.7%)
   Johnson & Johnson                                           79,800      5,139,917
   McKesson Corp.                                              76,400      4,775,000
   Medtronic, Inc.                                             98,000      4,310,040
   Merck & Co., Inc.                                           67,000      2,448,180
   Pfizer, Inc.                                               277,100      5,040,449
   Zimmer Holdings, Inc.*                                      35,000      2,068,850
                                                                        ------------
                                                                          23,782,436
                                                                        ------------
 Industrial Conglomerates (1.2%)
   General Electric Co.                                       212,500      3,215,125
                                                                        ------------
 Machinery (0.6%)
   Cummins, Inc.                                               39,000      1,788,540
                                                                        ------------
 Metals & Mining (2.2%)
   Alcoa, Inc.                                                151,300      2,438,956
   Nucor Corp.                                                 75,500      3,522,075
                                                                        ------------
                                                                           5,961,031
                                                                        ------------
 Oil & Oil Services (5.9%)
   ConocoPhillips                                              59,000      3,013,130
   Exxon Mobil Corp.                                           25,100      1,711,569
   Royal Dutch Shell PLC ADR                                   82,050      4,932,025
   Tidewater, Inc.                                            100,650      4,826,168
   Valero Energy Corp.                                         94,200      1,577,850
                                                                        ------------
                                                                          16,060,742
                                                                        ------------
 Recreation (0.8%)
   Mattel, Inc.                                               106,800      2,133,864
                                                                        ------------
 Retail (4.6%)
   Bed Bath & Beyond, Inc.*                                   107,200      4,141,136
   Best Buy Co., Inc.                                          92,300      3,642,158
   Home Depot, Inc.                                           115,400      3,338,522
   Kohl's Corp.*                                               28,200      1,520,826
                                                                        ------------
                                                                          12,642,642
                                                                        ------------
 Semiconductors (4.9%)
   Applied Materials, Inc.                                    274,100      3,820,954
   Intel Corp.                                                273,300      5,575,320
   Texas Instruments, Inc.                                    152,700      3,979,362
                                                                        ------------
                                                                          13,375,636
                                                                        ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                                DECEMBER 31, 2009

             Description                                                                              Shares          Value
------------------------------------------                                                          ----------    ------------
COMMON STOCKS (61.8%) (continued)
 Telecommunication Services (3.2%)
   Nokia OYJ ADR                                                                                       218,200    $  2,803,870
   Telefonos de Mexico Class L ADR                                                                     215,400       3,571,332
   Telmex Internacional ADR                                                                            136,900       2,429,975
                                                                                                                  ------------
                                                                                                                     8,805,177
                                                                                                                  ------------
 Transportation (2.1%)
   Norfolk Southern Corp.                                                                               52,800       2,767,776
   Werner Enterprises, Inc.                                                                            158,500       3,136,715
                                                                                                                  ------------
                                                                                                                     5,904,491
                                                                                                                  ------------

     Total common stocks (cost: $166,428,910)                                                                      169,375,155
                                                                                                                  ------------

                                                                        Interest      Maturity      Principal
                                                                          Rate          Date         Amount
                                                                       ----------    ----------    -----------
LONG-TERM NOTES AND BONDS (26.2%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (6.0%)
   Federal Farm Credit Bank                                                2.625%    04/17/2014     $1,000,000         996,799
   Federal Home Loan Banks                                                 1.625     07/27/2011        250,000         252,390
   FHLMC                                                                   3.750     03/27/2019        750,000         735,316
   FNMA                                                                    4.000     04/15/2013        380,000         404,099
   U.S. Treasury Bonds                                                     3.250     07/31/2016        125,000         125,225
   U.S. Treasury Bonds                                                     3.125     05/15/2019      1,750,000       1,657,304
   U.S. Treasury Bonds                                                     3.375     11/15/2019        400,000         384,752
   U.S. Treasury Bonds                                                     5.375     02/15/2031        725,000         801,125
   U.S. Treasury Bonds                                                     4.250     05/15/2039        300,000         281,438
   U.S. Treasury Bonds                                                     4.375     11/15/2039        300,000         287,156
   U.S. Treasury Notes                                                     0.875     05/31/2011      1,575,000       1,576,907
   U.S. Treasury Notes                                                     1.000     07/31/2011        550,000         550,838
   U.S. Treasury Notes                                                     0.750     11/30/2011        700,000         695,434
   U.S. Treasury Notes                                                     1.875     06/15/2012      1,675,000       1,693,321
   U.S. Treasury Notes                                                     1.750     08/15/2012        400,000         402,594
   U.S. Treasury Notes                                                     1.125     12/15/2012        775,000         762,585
   U.S. Treasury Notes                                                     2.250     05/31/2014      1,825,000       1,812,594
   U.S. Treasury Notes                                                     2.625     07/31/2014        675,000         678,375
   U.S. Treasury Notes                                                     2.125     11/30/2014        700,000         683,431
   U.S. Treasury Notes                                                     2.750     11/30/2016      1,200,000       1,155,281
   U.S. Treasury Notes                                                     4.625     02/15/2017        500,000         539,883
                                                                                                                  ------------
                                                                                                                    16,476,847
                                                                                                                  ------------
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (12.0%)
   Banc of America Commercial Mortgage, Inc.,
     Ser. 2006-5, Cl. AAB                                                  5.379     09/10/2047        500,000         502,850
   Bear Stearns Commercial Mortgage Securities,
     Ser. 2006-PW13, Cl. A3                                                5.518     09/11/2041        705,000         703,509
   Bear Stearns Commercial Mortgage Securities,
     Ser. 2006-PW13, Cl. AAB                                               5.530     09/11/2041        700,000         701,472

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                       Description                                        Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (26.2%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (12.0%) (continued)
   Bear Stearns Commercial Mortgage Securities,
     Ser. 2006-PW14, Cl. A3                                                5.209%    12/11/2038     $  400,000    $    391,966
   Bear Stearns Commercial Mortgage Securities,
     Ser. 2006-T24, Cl. AAB                                                5.533     10/12/2041        450,000         450,620
   Bear Stearns Commercial Mortgage Securities,
     Ser. 2007-PW15, Cl. AAB                                               5.315     02/11/2044        350,000         340,312
   CenterPoint Energy Transition Bond Co.,
     Ser. 2005-A, Cl. A2                                                   4.970     08/01/2014        344,693         359,211
   CHN Equipment Trust Ser. 2007-B A3A                                     5.400     10/17/2011        153,276         154,292
   Commercial Mortgage Pass Through Certificates,
     Ser. 2006-C8, C1. AAB                                                 5.291     12/10/2046        350,000         343,674
   Crown Castle Towers LLC,
     Ser. 2006-1A, Cl. AFX                                                 5.245     11/15/2036        800,000         824,000
   CSFB Mortgages Securities Corp.,
     Ser. 2005-C5, C1. AAB                                                 5.100     08/15/2038        800,000         814,974
   FHLMC CMO, Ser. 2424, Cl. OG                                            6.000     03/15/2017        275,705         296,299
   FHLMC CMO, Ser. 2947, Cl. VA                                            5.000     03/15/2016        316,737         335,607
   FHLMC Gold Pool #A11823                                                 5.000     08/01/2033        378,445         389,640
   FHLMC Gold Pool #A14499                                                 6.000     10/01/2033        134,960         144,238
   FHLMC Gold Pool #A16641                                                 5.500     12/01/2033        402,078         423,103
   FHLMC Gold Pool #A42908                                                 6.000     02/01/2036        158,862         168,890
   FHLMC Gold Pool #A48197                                                 6.500     01/01/2036        529,378         567,262
   FHLMC Gold Pool #A49346                                                 6.500     05/01/2036        277,170         297,005
   FHLMC Gold Pool #A51101                                                 6.000     07/01/2036        219,144         232,978
   FHLMC Gold Pool #A56247                                                 6.000     01/01/2037        580,994         617,669
   FHLMC Gold Pool #A58278                                                 5.000     03/01/2037        743,948         763,748
   FHLMC Gold Pool #A58965                                                 5.500     04/01/2037        717,507         752,448
   FHLMC Gold Pool #A71576                                                 6.500     01/01/2038        366,332         392,470
   FHLMC Gold Pool #B12969                                                 4.500     03/01/2019        358,931         373,778
   FHLMC Gold Pool #B19462                                                 5.000     07/01/2020        327,078         343,882
   FHLMC Gold Pool #C01086                                                 7.500     11/01/2030          8,625           9,693
   FHLMC Gold Pool #C01271                                                 6.500     12/01/2031         28,102          30,394
   FHLMC Gold Pool #C01302                                                 6.500     11/01/2031         20,771          22,465
   FHLMC Gold Pool #C01676                                                 6.000     11/01/2033        615,024         657,307
   FHLMC Gold Pool #C14872                                                 6.500     09/01/2028         11,843          12,820
   FHLMC Gold Pool #C20853                                                 6.000     01/01/2029        313,237         335,947
   FHLMC Gold Pool #C56017                                                 6.500     03/01/2031        209,125         226,247
   FHLMC Gold Pool #C61802                                                 5.500     12/01/2031         64,791          68,235
   FHLMC Gold Pool #C65255                                                 6.500     03/01/2032         17,946          19,382
   FHLMC Gold Pool #C67071                                                 6.500     05/01/2032         14,634          15,839
   FHLMC Gold Pool #C68790                                                 6.500     07/01/2032         65,944          71,219
   FHLMC Gold Pool #C74741                                                 6.000     12/01/2032         56,248          60,256
   FHLMC Gold Pool #C79886                                                 6.000     05/01/2033        134,236         143,465
   FHLMC Gold Pool #E00543                                                 6.000     04/01/2013          9,714          10,262
   FHLMC Gold Pool #E00878                                                 6.500     07/01/2015          9,687          10,369
   FHLMC Gold Pool #E01007                                                 6.000     08/01/2016         21,167          22,681
   FHLMC Gold Pool #E77962                                                 6.500     07/01/2014         10,360          11,134

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                      Description                                         Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (26.2%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (12.0%) (continued)
   FHLMC Gold Pool #E85127                                                 6.000%    08/01/2016     $   10,616    $     11,372
   FHLMC Gold Pool #E85353                                                 6.000     09/01/2016         48,071          51,495
   FHLMC Gold Pool #E95159                                                 5.500     03/01/2018         73,198          78,034
   FHLMC Gold Pool #E95734                                                 5.000     03/01/2018        386,975         407,822
   FHLMC Gold Pool #G01477                                                 6.000     12/01/2032        370,873         397,188
   FHLMC Gold Pool #G01727                                                 6.000     08/01/2034        912,360         975,085
   FHLMC Gold Pool #G02060                                                 6.500     01/01/2036        703,709         754,508
   FHLMC Gold Pool #G08016                                                 6.000     10/01/2034        731,126         780,477
   FHLMC Gold Pool #G08087                                                 6.000     10/01/2035        192,562         205,018
   FHLMC Gold Pool #G11753                                                 5.000     08/01/2020        452,697         475,953
   FHLMC Gold Pool #J01380                                                 5.500     03/01/2021        446,039         473,416
   FNMA Pool #915258                                                       5.500     04/01/2037      1,326,896       1,390,477
   FNMA Pool #940624                                                       6.000     08/01/2037      1,818,164       1,928,675
   FNMA Pool #356565                                                       5.500     09/01/2017        175,295         186,656
   FNMA Pool #357637                                                       6.000     11/01/2034        503,231         536,727
   FNMA Pool #545929                                                       6.500     08/01/2032         53,795          58,132
   FNMA Pool #555591                                                       5.500     07/01/2033        135,587         142,508
   FNMA Pool #574922                                                       6.000     04/01/2016          2,731           2,927
   FNMA Pool #579170                                                       6.000     04/01/2016         15,238          16,331
   FNMA Pool #584953                                                       7.500     06/01/2031          6,240           7,042
   FNMA Pool #651220                                                       6.500     07/01/2032         22,217          24,009
   FNMA Pool #725793                                                       5.500     09/01/2019        727,611         775,905
   FNMA Pool #910446                                                       6.500     01/01/2037        268,257         287,580
   FNMA Pool #914468                                                       5.500     04/01/2037      1,311,212       1,374,041
   FNMA Pool #922224                                                       5.500     12/01/2036        677,523         710,517
   FNMA Pool #936760                                                       5.500     06/01/2037        945,972         991,299
   FNMA Pool #942956                                                       6.000     09/01/2037        616,463         653,932
   FNMA Pool #945882                                                       6.000     08/01/2037      1,537,739       1,631,206
   GE Capital Commercial Mortgage Corp.
     Ser. 2002-2A, Cl. A3                                                  5.349     08/11/2036        500,000         519,113
   GNMA Pool #424578                                                       6.500     04/15/2026         70,218          75,471
   GNMA Pool #431962                                                       6.500     05/15/2026         16,704          17,954
   GNMA Pool #436741                                                       7.500     01/15/2027         20,553          23,123
   GNMA Pool #443216                                                       8.000     07/15/2027         11,382          13,068
   GNMA Pool #479743                                                       7.500     11/15/2030         19,568          22,047
   GNMA Pool #511778                                                       7.500     11/15/2030         26,820          30,217
   GNMA Pool #542083                                                       7.000     01/15/2031         39,403          43,884
   GNMA Pool #552466                                                       6.500     03/15/2032         34,167          36,803
   GNMA Pool #555179                                                       7.000     12/15/2031         16,308          18,162
   GNMA Pool #574395                                                       6.000     01/15/2032         49,191          52,550
   LBUBS Commercial Mortgage Trust,
     Ser. 2006-C7, Cl. A2                                                  5.300     11/15/2038      1,200,000       1,220,094
   Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB                       5.325     12/15/2043        350,000         348,780
   Small Business Administration Participation
     Certificates, Ser. 2006-10A, Cl. 1                                    5.524     03/10/2016        475,279         494,437

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                       Description                                        Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (26.2%) (continued)
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (12.0%) (continued)
   Small Business Administration Participation
     Certificates, Ser. 2006-20C, Cl. 1                                    5.570%    03/01/2026     $  371,664    $    399,791
   TIAA Seasoned Commercial Mortgage Trust,
     Ser. 2007-C4, C1. A3                                                  6.072     08/15/2039        650,000         673,967
                                                                                                                  ------------
                                                                                                                    32,731,405
                                                                                                                  ------------
 CORPORATE OBLIGATIONS (8.2%)
   Aerospace & Defense (0.2%)
     L-3 Communications Corp., Gtd. Notes                                  6.125     01/15/2014        500,000         503,125
                                                                                                                  ------------
   Auto Rental (0.1%)
     ERAC USA Finance Co., Gtd. Notes, 144A                                5.600     05/01/2015        200,000         203,854
                                                                                                                  ------------
   Commercial Banks (0.8%)
     CitiFinancial, Inc., Sr. Unsec'd. Notes                               6.625     06/01/2015         75,000          74,532
     JPMorgan Chase & Co., Sub. Notes                                      6.750     02/01/2011          7,000           7,384
     Merrill Lynch & Co., Inc., Sr. Unsec'd. Notes, MTN                    0.481     11/01/2011        450,000         441,756
     Morgan Stanley Capital I, Sr. Unsec'd. Notes, MTN                     5.625     09/23/2019        500,000         503,655
     State Street Bank & Trust Co., Sub. Notes                             5.300     01/15/2016        400,000         406,456
     U.S. Bank NA, Sub. Notes                                              6.375     08/01/2011          7,000           7,525
     Union Bank NA, Sub. Notes                                             5.950     05/11/2016        750,000         744,934
                                                                                                                  ------------
                                                                                                                     2,186,242
                                                                                                                  ------------
   E&P Services (0.1%)
     SEACOR Holdings, Inc., Sr. Unsec'd. Notes                             5.875     10/01/2012        400,000         402,002
                                                                                                                  ------------
   Electric Utility (0.4%)
     AEP Texas Central Transition Funding LLC,
       Ser A-3, Sr. Sec'd. Notes                                           5.090     07/01/2015        450,000         484,652
     Arizona Public Service Co., Sr. Unsec'd. Notes                        6.375     10/15/2011        600,000         642,292
                                                                                                                  ------------
                                                                                                                     1,126,944
                                                                                                                  ------------
   Finance Companies (0.2%)
     Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes                         7.000     10/01/2013        200,000         199,699
     General Electric Capital Corp., Sub. Notes                            6.375     11/15/2067        400,000         347,000
                                                                                                                  ------------
                                                                                                                       546,699
                                                                                                                  ------------
   Gas-Distribution (0.1%)
     Southwest Gas Corp., Sr. Unsec'd. Notes                               7.625     05/15/2012        350,000         380,944
                                                                                                                  ------------
   Health Care Services (0.2%)
     Quest Diagnostics, Inc., Gtd. Notes                                   6.950     07/01/2037        450,000         501,323
                                                                                                                  ------------
   Healthcare Equipment & Supplies (0.1%)
     Hospira, Inc., Sr. Unsec'd. Notes                                     5.900     06/15/2014        300,000         325,008
                                                                                                                  ------------
   Hotel/Lodging (0.1%)
     MGM Mirage, Gtd. Notes                                                5.875     02/27/2014        500,000         400,625
                                                                                                                  ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                       Description                                        Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (26.2%) (continued)
 CORPORATE OBLIGATIONS (8.2%) (continued)
   Independent Energy (0.2%)
     Pioneer Natural Resources Co., Gtd. Notes                             7.200%    01/15/2028     $  400,000    $    361,244
     Union Pacific Resources Group, Inc.,
       Sr. Unsec'd. Notes                                                  7.050     05/15/2018        250,000         263,007
                                                                                                                  ------------
                                                                                                                       624,251
                                                                                                                  ------------
   Insurance (0.3%)
     Nationwide Financial Services, Sr. Unsec'd. Notes                     6.250     11/15/2011        300,000         310,708
     Willis North America, Inc., Gtd. Notes                                6.200     03/28/2017        500,000         495,662
                                                                                                                  ------------
                                                                                                                       806,370
                                                                                                                  ------------
   Iron/Steel (0.2%)
     Reliance Steel & Aluminum Co., Gtd. Notes                             6.850     11/15/2036        600,000         504,663
                                                                                                                  ------------
   Leisure Time (0.1%)
     Royal Caribbean Cruises Ltd., Sr. Unsec'd. Notes                      6.875     12/01/2013        400,000         393,000
                                                                                                                  ------------
   Media (1.1%)
     British Sky Broadcasting Group PLC,
     Gtd. Notes, 144A                                                      6.100     02/15/2018        450,000         476,702
     CBS Corp., Gtd. Notes                                                 6.625     05/15/2011          7,000           7,336
     COX Communications, Inc., Unsub. Notes                                7.625     06/15/2025        443,000         491,275
     TCI Communications, Inc., Sr. Unsec'd. Notes                          7.875     02/15/2026      1,050,000       1,176,990
     Time Warner, Inc., Gtd. Notes                                         6.750     04/15/2011        157,000         166,342
     Time Warner Cable, Inc., Gtd. Notes                                   6.550     05/01/2037        600,000         611,398
                                                                                                                  ------------
                                                                                                                     2,930,043
                                                                                                                  ------------
   Metal Fabricate/Hardware (0.3%)
     Commercial Metals Co., Sr. Unsec'd. Notes                             7.350     08/15/2018        700,000         746,285
                                                                                                                  ------------
   Mining (0.2%)
     Vulcan Materials Co., Sr. Unsec'd. Notes                              5.600     11/30/2012        400,000         425,422
                                                                                                                  ------------
   Miscellaneous Manufacturing (0.2%)
     Textron, Inc., Sr. Unsec'd. Notes                                     7.250     10/01/2019        500,000         517,535
                                                                                                                  ------------
   Office Furnishings (0.1%)
     Steelcase, Inc., Sr. Unsec'd. Notes                                   6.500     08/15/2011        350,000         357,912
                                                                                                                  ------------
   Oil & Gas (0.1%)
     Murphy Oil Corp., Sr. Unsec'd. Notes                                  7.050     05/01/2029        400,000         400,362
                                                                                                                  ------------
   Oil & Gas-Production/Pipeline (1.1%)
     Questar Pipeline Co., Sr. Unsec'd. Notes                              5.830     02/01/2018        400,000         407,976
     Southern Natural Gas Co., Sr. Usnec'd. Notes, 144A                    5.900     04/01/2017        600,000         616,162
     Southern Star Central Corp., Sr. Notes                                6.750     03/01/2016        375,000         361,875
     Transcontinental Gas Pipe Line Co. LLC,
       Ser. B, Sr. Unsec'd. Notes                                          8.875     07/15/2012        400,000         458,467

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                       Description                                        Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (26.2%) (continued)
 CORPORATE OBLIGATIONS (8.2%) (continued)
   Valero Energy Corp., Gtd. Notes                                         6.625%    06/15/2037     $  500,000    $    469,166
   Williams Partners LP/Williams Partners
     Finance Corp., Sr. Unsec'd. Notes                                     7.250     02/01/2017        550,000         555,606
                                                                                                                  ------------
                                                                                                                     2,869,252
                                                                                                                  ------------
   Packaging (0.2%)
     Pactiv Corp., Sr. Unsec'd. Notes                                      6.400     01/15/2018        450,000         473,194
                                                                                                                  ------------
   Paper and Forest Products (0.1%)
     Abitibi-Consolidated, Inc., Sr. Unsec'd. Notes                        8.850**   08/01/2030        200,000          29,000
     Weyerhaeuser Co., Sr. Unsec'd. Notes                                  7.375     03/15/2032        300,000         284,422
                                                                                                                  ------------
                                                                                                                       313,422
                                                                                                                  ------------
   Pharmaceuticals (0.7%)
     AmerisourceBergen Corp., Gtd. Notes                                   5.875     09/15/2015        685,000         746,527
     Medco Health Solutions, Inc., Sr. Unsec'd. Notes                      6.125     03/15/2013      1,000,000       1,069,836
                                                                                                                  ------------
                                                                                                                     1,816,363
                                                                                                                  ------------
   Real Estate (0.2%)
     Nationwide Health Properties, Inc., Sr. Unsec'd. Notes                6.250     02/01/2013        400,000         407,424
                                                                                                                  ------------
   Telecommunication Services (0.8%)
     AT&T, Inc., Sr. Unsec'd. Notes                                        6.250     03/15/2011          7,000           7,413
     BellSouth Corp., Sr. Unsec'd. Notes                                   6.550     06/15/2034        400,000         410,296
     Rogers Communications, Inc., Gtd. Notes                               6.375     03/01/2014        625,000         691,997
     Sprint Capital Corp., Gtd. Notes                                      7.625     01/30/2011          7,000           7,166
     Sprint Capital Corp., Gtd. Notes                                      8.750     03/15/2032        400,000         377,000
     Telecom Italia Capital SA, Gtd. Notes                                 6.999     06/04/2018        400,000         440,117
     Verizon Communications, Gtd. Notes                                    6.940     04/15/2028        350,000         359,063
                                                                                                                  ------------
                                                                                                                     2,293,052
                                                                                                                  ------------
   Miscellaneous (0.0%)
     Quebec Province, Unsec'd. Notes                                       6.125     01/22/2011          7,000           7,400
                                                                                                                  ------------

       Total corporate obligations (cost: $22,091,307)                                                              22,462,716
                                                                                                                  ------------

       Total long-term notes and bonds (cost: $69,836,929)                                                          71,670,968
                                                                                                                  ------------
SHORT-TERM NOTES AND BONDS (2.7%)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.4%)
   U.S. Treasury Bill                                                      0.472     06/03/2010        650,000         649,535
   U.S. Treasury Bill                                                      0.403     07/29/2010        150,000         149,807
   U.S. Treasury Bill                                                      0.304     11/18/2010        275,000         274,028
                                                                                                                  ------------
       Total U.S. government & agency obligations
          (cost: $1,072,626)                                                                                         1,073,370
                                                                                                                  ------------
 CORPORATE OBLIGATIONS (0.1%)
   Commercial Banks (0.0%)
     Wachovia Bank NA, Sub. Notes                                          7.800     08/18/2010          7,000           7,304
                                                                                                                  ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                                DECEMBER 31, 2009

                                                                        Interest      Maturity      Principal
                       Description                                        Rate          Date         Amount           Value
-----------------------------------------------------------------      ----------    ----------    -----------    ------------
SHORT-TERM NOTES AND BONDS (2.7%) (continued)
 CORPORATE OBLIGATIONS (0.1%) (continued)
   Finance Companies (0.0%)
     General Electric Capital Corp., Sr. Unsec'd. Notes, MTN               7.375%    01/19/2010     $    7,000    $      7,017
                                                                                                                  ------------
   Miscellaneous (0.0%)
     Inter-American Development Bank, Sr. Unsec'd. Notes                   7.375     01/15/2010          7,000           7,015
                                                                                                                  ------------
   Oil & Gas (0.0%)
     ConocoPhilips, Sr. Unsec'd. Notes                                     8.750     05/25/2010          7,000           7,233
                                                                                                                  ------------
   Oil & Gas - Production/Pipeline (0.1%)
     El Paso Natural Gas Co., Ser. A, Sr. Unsec'd. Notes                   7.625     08/01/2010        300,000         299,342
                                                                                                                  ------------
   Telecommunication Services (0.0%)
     British Telecom PLC, Sr. Unsec'd. Notes                               9.125     12/15/2010          7,000           7,500
     Verizon Global Funding Corp., Sr. Unsec'd. Notes                      7.250     12/01/2010          7,000           7,397
                                                                                                                  ------------
                                                                                                                        14,897
                                                                                                                  ------------

       Total corporate obligations (cost: $343,844)                                                                    342,808
                                                                                                                  ------------
 COMMERCIAL PAPER (2.2%)
   Electric (0.7%)
     FPL Group Capital, Inc.                                               0.122     01/08/2010      2,000,000       1,999,920
                                                                                                                  ------------
   Diversified Financial Services (0.8%)
     JP Morgan & Co.                                                       0.061     01/05/2010      2,000,000       1,999,960
                                                                                                                  ------------
   Food & Beverages (0.7%)
     Nestle Capital Corp.                                                  0.081     03/01/2010      2,000,000       1,999,500
                                                                                                                  ------------

       Total commercial paper (cost: $5,999,678)                                                                     5,999,380
                                                                                                                  ------------

       Total short-term notes and bonds (cost: $7,416,148)                                                           7,415,558
                                                                                                                  ------------

                                                                                                     Shares
                                                                                                   -----------
MONEY MARKET MUTUAL FUNDS (3.0%)
   BlackRock Liquidity Funds TempFund Portfolio                                                      8,200,000       8,200,000
                                                                                                                  ------------

       Total money market mutual funds (cost: $8,200,000)                                                            8,200,000
                                                                                                                  ------------
MUTUAL FUNDS (4.5%)
   iShares Russell Midcap Growth Index Fund                                                             59,200       2,684,128
   iShares S&P 500 Growth Index Fund                                                                    47,800       2,771,922
   iShares S&P Midcap 400 Growth Index Fund                                                             27,000       2,098,170

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                                DECEMBER 31, 2009

               Description                                   Shares         Value
-----------------------------------------------            ----------   ------------
MUTUAL FUNDS (4.5%) (continued)
  iShares S&P Smallcap 600 Growth Index Fund                   10,700   $    611,398
  Vanguard Growth Index Fund                                  159,200      4,027,760
                                                                        ------------

     Total mutual funds (cost: $12,190,017)                               12,193,378
                                                                        ------------
TOTAL INVESTMENTS (98.2%) (COST: $264,072,004)                           268,855,059

OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)                               5,002,205
                                                                        ------------

NET ASSETS (100.0%)                                                     $273,857,264
                                                                        ============

*  Non-Income producing securities.

** Represents issuer in default on interest payment; non-income producing security.

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

The interest rate for short-term notes reflects the yields for those securities as of December 31, 2009.

Percentages shown are based on net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (continued)
                                DECEMBER 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio's assets carried at fair value:

                                       Level 1        Level 2          Level 3
                                     ------------   -----------     ------------
Investments in Securities
   Common Stocks*                    $169,375,155   $         -     $          -
   U.S. Government & Agency
      Obligations                               -    17,550,217                -
   Mortgage-Backed and
      Assets-Backed Securities                  -    32,731,405                -
   Corporate Obligations                        -    22,805,524                -
   Commercial Paper                             -     5,999,380                -
   Money Market Mutual Fund             8,200,000             -                -
   Mutual Funds
                                       12,193,378             -                -
                                     ------------   -----------     ------------
Total                                $189,768,533   $79,086,526     $          -
                                     ============   ===========     ============

As of December 31, 2009 and December 31, 2008, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                                DECEMBER 31, 2009

         Description                                         Shares         Value
------------------------------------------                 ----------   ------------
COMMON STOCKS (92.1%)
 Aerospace & Defense (3.5%)
   General Dynamics Corp.                                         550   $     37,494
   Precision Castparts Corp.                                    1,100        121,385
                                                                        ------------
                                                                             158,879
                                                                        ------------
 Apparel (3.6%)
   Columbia Sportswear Co.                                      1,900         74,176
   Wolverine World Wide, Inc.                                   3,300         89,826
                                                                        ------------
                                                                             164,002
                                                                        ------------
 Automotive Components (1.3%)
   Harley-Davidson, Inc.                                        2,300         57,960
                                                                        ------------
 Chemicals (2.1%)
   Dow Chemical Co.                                             3,400         93,942
                                                                        ------------
 Commercial Services (1.1%)
   MPS Group, Inc.*                                             2,000         27,480
   Robert Half International, Inc.                                800         21,384
                                                                        ------------
                                                                              48,864
                                                                        ------------
 Computer Hardware & Software (8.7%)
   Autodesk, Inc.*                                              3,700         94,017
   Cisco Systems, Inc.*                                         5,250        125,684
   Dell, Inc.*                                                  5,300         76,108
   Hewlett-Packard Co.                                          1,900         97,869
                                                                        ------------
                                                                             393,678
                                                                        ------------
 Diversified Financial Services (9.1%)
   Aegon NV*                                                   10,677         68,440
   Citigroup, Inc.                                              1,400          4,634
   Federated Investors, Inc., Class B                           3,296         90,639
   Investment Technology Group, Inc.*                           3,700         72,890
   JPMorgan Chase & Co.                                         1,850         77,089
   Northern Trust Corp.                                         1,000         52,400
   U.S. Bancorp                                                 2,000         45,020
                                                                        ------------
                                                                             411,112
                                                                        ------------
 Diversified Manufacturing (6.9%)
   Carlisle Cos., Inc.                                          3,150        107,919
   Crane Co.                                                    3,250         99,515
   Illinois Tool Works, Inc.                                    2,150        103,179
                                                                        ------------
                                                                             310,613
                                                                        ------------
 Electrical Equipment (3.1%)
   Baldor Electric Co.                                          1,800         50,562
   FLIR Systems, Inc.*                                          2,800         91,616
                                                                        ------------
                                                                             142,178
                                                                        ------------
 Food & Beverage (2.7%)
   The Coca-Cola Co.                                            2,150        122,550
                                                                        ------------
 Health Care (11.4%)
   McKesson Corp.                                               1,900        118,750
   Medtronic, Inc.                                              3,150        138,536
   Merck & Co., Inc.                                            3,250        118,755
   Zimmer Holdings, Inc.*                                       2,325        137,431
                                                                        ------------
                                                                             513,472
                                                                        ------------
 Industrial Conglomerates (1.6%)
   General Electric Co.                                         4,900         74,137
                                                                        ------------
 Machinery (1.0%)
   Cummins, Inc.                                                1,000         45,860
                                                                        ------------
 Metals & Mining (3.4%)
   Alcoa, Inc.                                                  4,950         79,794
   Nucor Corp.                                                  1,600         74,640
                                                                        ------------
                                                                             154,434
                                                                        ------------
 Oil & Oil Services (8.2%)
   ConocoPhillips                                               1,600         81,712
   Exxon Mobil Corp.                                              500         34,095
   Royal Dutch Shell PLC ADR                                    1,600         96,176
   Tidewater, Inc.                                              2,300        110,285
   Valero Energy Corp.                                          2,950         49,413
                                                                        ------------
                                                                             371,681
                                                                        ------------
 Recreation (1.5%)
   Brunswick Corp.                                              1,600         20,336
   Mattel, Inc.                                                 2,450         48,951
                                                                        ------------
                                                                              69,287
                                                                        ------------
 Retail (7.3%)
   Bed Bath & Beyond, Inc.*                                     2,350         90,781
   Best Buy Co., Inc.                                           1,750         69,055
   BJ's Wholesale Club, Inc.*                                     600         19,626
   Home Depot, Inc.                                             2,900         83,897
   Kohl's Corp.*                                                1,200         64,716
                                                                        ------------
                                                                             328,075
                                                                        ------------
 Semiconductors (7.2%)
   Applied Materials, Inc.                                      6,650         92,701
   Intel Corp.                                                  6,400        130,560
   Texas Instruments, Inc.                                      3,900        101,634
                                                                        ------------
                                                                             324,895
                                                                        ------------
 Telecommunication Services (5.3%)
   Nokia OYJ ADR                                                6,350         81,598
   Telefonos de Mexico Class L ADR                              4,400         72,952
   Telmex Internacional ADR                                     4,800         85,200
                                                                        ------------
                                                                             239,750
                                                                        ------------

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                                DECEMBER 31, 2009

         Description                                         Shares         Value
------------------------------------------                 ----------   ------------
COMMON STOCKS (92.1%) (continued)
 Transportation (3.1%)
   Norfolk Southern Corp.                                       1,400   $     73,388
   Werner Enterprises, Inc.                                     3,400         67,286
                                                                        ------------
                                                                             140,674
                                                                        ------------

      Total common stocks (cost: $4,626,597)                               4,166,043
                                                                        ------------
MONEY MARKET MUTUAL FUNDS (4.4%)
   BlackRock Liquidity Funds TempFund Portfolio               100,000        100,000
   Dreyfus Treasury Cash Management                           100,000        100,000
                                                                        ------------

      Total money market mutual funds (cost: $200,000)                       200,000
                                                                        ------------
TOTAL INVESTMENTS (96.5%) (COST: $4,826,597)                               4,366,043

OTHER ASSETS IN EXCESS OF LIABILITIES (3.5%)                                 157,123
                                                                        ------------

NET ASSETS (100.0%)                                                     $  4,523,166
                                                                        ============

*Non-Income producing securities

Percentages shown are based on net assets.

                                                        (continued on next page)

    The accompanying notes are an integral part of the financial statements.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (continued)
                                DECEMBER 31, 2009

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

  Level 1 - quoted prices in active markets for identical securities

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio's assets carried at fair value:

                                    Level 1        Level 2        Level 3
                                  ------------   -----------   ------------
Investments in Securities
   Common Stocks*                 $  4,166,043   $         -   $          -
   Money Market Mutual Funds           200,000             -              -
                                  ------------   -----------   ------------
Total                             $  4,366,043   $         -   $          -
                                  ============   ===========   ============

As of December 31, 2009 and December 31, 2008, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

                          NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio, hereinafter, referred to as the Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company(R) (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

    CLASS O AND ADVISOR CLASS SHARES

    The Fund issues Class O shares and Advisor Class shares of common stock relating to the same investment portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid by Advisor Class shares pursuant to the 12b-1distribution plan.

    DISTRIBUTION AND SERVICING (12b-1) PLAN

    Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the Fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

    INVESTMENTS

    Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Advisor pursuant to procedures established by and under supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of the valuation.

    The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio's securities are reflected at their fair value.

    Security transactions are recorded on the trade date. Realized gains and losses are determined on a first-in first-out accounting basis.

    Discounts and premiums on securities purchased are amortized over the life of the respective securities.

    INCOME AND EXPENSE

    Dividend income is recorded on the ex-dividend date, and interest income is accrued daily from settlement date. Portfolio expenses are recorded on an accrual basis and are allocated among the portfolios and share classes based on relative net assets or another appropriate allocation method. However, distribution fees are charged only to Advisor Class shares.

    TAXES

    The Fund intends to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund's policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

    DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS

    For the Money Market Portfolio, dividends from net investment income are declared and paid daily. Also, if applicable, capital gain distributions are declared and paid annually. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

    ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  RELATED PARTY TRANSACTIONS

    On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of Class O and 175,000 shares of the Advisor Class). As of December 31, 2009, AUL's investment at value in the Socially Responsive Portfolio Class O shares and Advisor Class shares is $1,536,970 and $1,518,799, respectively, representing 68% of the portfolio.

    The Fund has an investment advisory agreement with AUL to act as its investment advisor. Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

                      Value                           0.50%
                      Money Market                    0.40%
                      Investment Grade Bond           0.50%
                      Asset Director                  0.50%
                      Socially Responsive             0.70%

    For Value Portfolio, Money Market Portfolio, Investment Grade Bond
    Portfolio and Asset Director Portfolio, AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% (1.3% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction. Through December 31, 2009, no such expenses have been waived.

    For the Money Market Portfolio, AUL has voluntarily agreed to provide a further expense reimbursement to the Portfolio to prevent the 1-day yield (excluding gains/losses) from falling below 0.0%. For the year ended December 31, 2009, AUL reimbursed the Portfolio $168,178 as a result of this voluntary agreement. AUL will not recoup any of the expense reimbursements.

    For the Socially Responsive Portfolio, AUL has agreed that its fees may be reduced and other expenses reimbursed if the aggregate expenses of the Portfolio exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that AUL has reduced its advisory fees to prevent a Portfolio's aggregate expenses from exceeding 1.2% (1.5% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in AUL's fees will not exceed the amount of the prior fee reduction.

        Year Waived           Amount Waived           Final Recoupment Year
        -----------           -------------           ---------------------
           2006                   $85,157                     2011
           2007                   $81,817                     2012
           2008                   $66,884                     2013
           2009                   $89,171                     2014

    As of December 31, 2009, $52,544 in waived fees is due from AUL. AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred during the year ended December 31, 2009 were $4,031,530.

    The Fund has agreed to pay AUL a plan fee as prescribed by Rule 12b-1 under the 1940 Act. The plan fee is used by AUL for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the year ended December 31, 2009 for all portfolios were $310,155.

3.  OTHER SERVICE AGREEMENTS

    The Fund has agreements with The BNY Mellon Asset Servicing (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant. The Fund has an agreement with Unified Fund Services, Inc. (Unified) whereby Unified serves as the fund transfer agent.

4.  INVESTMENT TRANSACTIONS

    Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the year ended December 31, 2009 were:

                                                                      PORTFOLIO
                                     -------------------------------------------------------------------------
                                                                      Investment       Asset        Socially
                                         Value       Money Market     Grade Bond      Director     Responsive
                                     ------------  ----------------  ------------  -------------  ------------
Common Stock:
  Purchases                          $ 24,644,683   $             -  $          -  $  25,499,572  $    636,139
  Proceeds from sales                  33,167,788                 -             -     19,390,406       229,177
Corporate Bonds:
  Purchases                                     -                 -    37,762,607      3,296,905             -
  Proceeds from sales and maturities            -                 -    55,170,783     21,516,756             -
Government Bonds:
  Purchases                                     -                 -    37,296,513     15,284,481             -
  Proceeds from sales and maturities            -                 -    33,454,151     20,380,038             -

Common stock activity includes mutual fund trades.

5.  AUTHORIZED CAPITAL SHARES

    The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Fund's portfolios as follows:

         Value Portfolio - Class O                           25,000,000
         Value Portfolio - Advisor Class                     12,000,000
         Money Market Portfolio - Class O                   400,000,000
         Money Market Portfolio - Advisor Class              80,000,000
         Investment Grade Bond Portfolio - Class O           25,000,000
         Investment Grade Bond Portfolio - Advisor Class     12,000,000
         Asset Director Portfolio - Class O                  36,000,000
         Asset Director Portfolio - Advisor Class            12,000,000
         Socially Responsive Portfolio - Class O              5,000,000
         Socially Responsive Portfolio - Advisor Class        5,000,000
                                                            -----------
                                                            612,000,000
                                                            ===========

6.  UNREALIZED APPRECIATION (DEPRECIATION)

    Unrealized appreciation (depreciation) for tax purposes at December 31, 2009, is:

                                                                                        Net
                                                                                    Unrealized
                                    Federal        Unrealized      Unrealized      Appreciation/
                                    Tax Cost      Appreciation    Depreciation    (Depreciation)
                                 -------------    ------------   -------------   --------------
Value                            $ 251,200,716    $ 36,963,532   $ (39,717,342)    $ (2,753,810)
Money Market                       229,146,873               -               -                -
Investment Grade Bond              133,116,129       4,491,989      (1,944,222)       2,547,767
Asset Director                     264,116,070      33,349,832     (28,610,843)       4,738,989
Socially Responsive                  4,846,570         432,281        (912,808)        (480,527)

    The amount of losses recognized for financial reporting purposes in excess of federal income tax reporting purposes as of December 31, 2009, is as follows:

       Investment Grade Bond                                       $20,754
       Asset Director                                               44,066
       Socially Responsive                                          19,973

7.  SHAREHOLDERS

    Shares outstanding at December 31, 2009, are:

                                                            PORTFOLIO
                                  -----------------------------------------------------------
                                             Value                       Money Market
                                  ---------------------------   -----------------------------
                                     Class O    Advisor Class      Class O      Advisor Class
                                  ------------  -------------   --------------  -------------
AUL                                          -              -                -              -
AUL American Unit Trust              3,301,661        312,901       30,124,741      5,803,400
AUL Group Retirement
  Annuity Separate Account II        3,194,599        967,898      120,757,240     27,592,745
AUL Pooled Separate Accounts         3,015,464              -          921,578              -
AUL American Individual
  Unit Trust                           395,246              -        2,866,724              -
AUL American Individual
  Variable Annuity Unit Trust        2,278,216              -       34,844,277              -
AUL American Individual
  Variable Life Unit Trust             477,314              -        6,595,899              -
                                  ------------  -------------   --------------  -------------
                                    12,662,500      1,280,799      196,110,459     33,396,145
                                  ============  =============   ==============  =============

                                                            PORTFOLIO
                                  -----------------------------------------------------------
                                     Investment Grade Bond              Asset Director
                                  ---------------------------   -----------------------------
                                     Class O    Advisor Class      Class O      Advisor Class
                                  ------------  -------------   --------------  -------------
AUL                                          -              -                -              -
AUL American Unit Trust              1,728,513        239,710        4,975,101        827,496
AUL Group Retirement
  Annuity Separate Account II        3,712,889        268,387        5,775,275      2,300,244
AUL Pooled Separate Accounts         1,777,799              -                -              -
AUL American Individual
  Unit Trust                           230,533              -          323,054              -
AUL American Individual
  Variable Annuity Unit Trust        3,839,551              -        2,528,859              -
AUL American Individual
  Variable Life Unit Trust             492,472              -          475,945              -
                                  ------------  -------------   --------------  -------------
                                    11,781,757        508,097       14,078,234      3,127,740
                                  ============  =============   ==============  =============

                                      Socially Responsive
                                  ----------------------------
                                     Class O    Advisor Class
                                  ------------  -------------
AUL                                    183,716        181,610
AUL American Unit Trust                 52,278         69,825
AUL Group Retirement
  Annuity Separate Account II           38,470         14,855
AUL Pooled Separate Accounts                 -              -
AUL American Individual
  Unit Trust                                 -              -
AUL American Individual
  Variable Annuity Unit Trust                -              -
AUL American Individual
  Variable Life Unit Trust                   -              -
                                  ------------  -------------
                                       274,464        266,290
                                  ============  =============

8.  FEDERAL TAX INFORMATION

    The tax components of dividends paid for the years ending December 31, 2009 and December 31, 2008 were as follows:

                                              Value                     Money Market
                                  ---------------------------   -----------------------------
                                    12/31/09       12/31/08        12/31/09        12/31/08
                                  ------------  -------------   --------------  -------------
Ordinary income                    $ 3,828,687  $   6,395,232     $    246,666    $ 5,411,796
Long-term capital gains                      -     12,264,920                -              -

                                     Investment Grade Bond               Asset Director
                                  ---------------------------   -----------------------------
                                    12/31/09       12/31/08        12/31/09         12/31/08
                                  ------------  -------------   --------------  -------------
Ordinary income                    $ 7,016,443  $   7,137,381      $ 6,504,600    $ 9,353,110
Long-term capital gains                320,111              -                -      5,098,199

                                      Socially Responsive
                                  --------------------------
                                     12/31/09     12/31/08
                                  ------------  ------------
Ordinary income                   $     28,583  $     51,074
Long-term capital gains                      -             -

    As of December 31, 2009, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

                                                           Investment                   Socially
                                   Value     Money Market  Grade Bond   Asset Director  Responsive
                               ------------  ------------  -----------  --------------  -----------
Undistributed ordinary income  $         11  $      4,482  $   229,504  $          166  $     1,499
Undistributed long-term gain              -             -           12               -            -

    Undistributed ordinary income amounts include distributions from short-term capital gains.

    For federal income tax purposes, the Portfolios indicated below have capital loss carryforwards as of December 31, 2009 which are available to offset future capital gains, if any, to the extent allowed by the Internal Revenue Code. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. During the year ended December 31, 2009, the Investment Grade Bond Portfolio utilized capital loss carryforwards of $1,153,561 to offset realized gains.

                                         Capital Loss
                                         Carryforward     Expiration
                                         -------------   ------------
    Value Portfolio                      $  14,864,756       2017
    Money Market Portfolio                          40       2016
    Asset Director Portfolio                 4,837,046       2017
    Socially Responsive Portfolio              108,794       2016
    Socially Responsive Portfolio              182,856       2017

    Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The following deferred post-October losses in the noted amount during 2009.

    Value Portfolio                                                   947,115
    Investment Grade Bond Portfolio                                    26,208
    Socially Responsive Portfolio                                      20,255

    The Fund has no Internal Revenue Service or state examinations in progress and none are expected at this time.

    Management of the Fund has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertainties that would impact the Fund's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

9.  INDEMNIFICATIONS

    Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

10. OTHER

    On October 10, 2008, the Board authorized the Money Market Portfolio to apply for participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of the Money Market Portfolio fell below $0.995 and liquidated its holdings, the Program would provide coverage to shareholders for up to $1.00 per share for the lesser of either the number of shares the investor held at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally were not eligible for protection under the Program. On April 9, 2009, the Board elected to discontinue participation in the Program effective April 30, 2009. The Portfolio's cost of participating in the Program as of December 31, 2009 was $35,813.

11. RISKS AND CONTINGENCIES

    The Fund may invest in mortgage related and other asset-backed securities. These securities include mortgage pass-through securities ("MBS"), collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), mortgage dollar rolls, CMO residuals, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

    U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA" or "Ginnie Mae"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA" or "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

    In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund have unsettled or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments.

12. NEW ACCOUNTING PRONOUNCEMENTS

    Effective January, 2009, the Fund adopted Accounting Standards Codification ("ASC") 815-10-50, Disclosures about Derivative Instruments and Hedging Activities. ASC 815-10-50 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund did not own any derivative instruments during the year ended December 31, 2009; therefore additional disclosure was not required.

    Effective January 2009, the Fund adopted ASC 820-10, Fair Value Measurements and Disclosures. ASC 820-10 requires determining fair value when the volume and level of activity for the asset or liability has significantly decreased and identifying transactions that are not orderly. The pronouncement indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Management has determined that the volume and level of activity for asset and liability valuation was orderly and has not significantly decreased as of December 31, 2009; therefore increased analysis and judgment was not required to estimate fair value.

13. SUBSEQUENT EVENTS

    Effective June 2009, the Fund adopted ASC 855-10, Subsequent Events. ASC 855-10 requires Management to establish general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. As of February 19, 2010, Management has determined that there are no material events that would require disclosure in the Fund's financial statement through this date.

                      (This Page Intentionally Left Blank)

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                               VALUE PORTFOLIO - CLASS O
                                           ----------------------------------------------------------------

                                                                    For years ended
                                           ----------------------------------------------------------------
                                           Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                             2009          2008          2007          2006          2005
                                           --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                   $   0.27      $   0.44      $   0.40      $   0.39      $   0.29
Net gain (loss) on investments                 4.03         (9.67)         0.55          2.98          2.11
                                           --------      --------      --------      --------      --------
  Total from investment operations             4.30         (9.23)         0.95          3.37          2.40
                                           --------      --------      --------      --------      --------

Shareholder distributions
  Net investment income                       (0.28)        (0.48)        (0.42)        (0.39)        (0.29)
  Realized gain                                   -         (0.92)        (1.68)        (1.79)        (1.59)
                                           --------      --------      --------      --------      --------

Net increase (decrease)                        4.02        (10.63)        (1.15)         1.19          0.52
Net asset value at beginning of year          14.18         24.81         25.96         24.77         24.25
                                           --------      --------      --------      --------      --------
Net asset value at end of year             $  18.20      $  14.18      $  24.81      $  25.96      $  24.77
                                           ========      ========      ========      ========      ========

TOTAL RETURN(2)                               30.3%        (36.9%)         3.6%         13.5%          9.9%

SUPPLEMENTAL DATA:
Net assets, end of year (000)              $230,501      $191,208      $358,686      $386,081      $355,415

Ratio to average net assets:
  Expenses                                    0.60%         0.59%         0.58%         0.59%         0.61%
  Net investment income                       1.78%         2.12%         1.44%         1.47%         1.18%

Portfolio turnover rate                         12%           11%           11%           12%           17%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                            VALUE PORTFOLIO - ADVISOR CLASS
                                           ----------------------------------------------------------------

                                                                    For years ended
                                           ----------------------------------------------------------------
                                           Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                             2009          2008          2007          2006          2005
                                           --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                   $   0.23      $   0.38      $   0.32      $   0.32      $   0.23
Net gain (loss) on investments                 3.99         (9.58)         0.54          2.94          2.10
                                           --------      --------      --------      --------      --------
  Total from investment operations             4.22         (9.20)         0.86          3.26          2.33
                                           --------      --------      --------      --------      --------

Shareholder distributions
  Net investment income                       (0.24)        (0.42)        (0.34)        (0.33)        (0.25)
  Realized gain                                   -         (0.92)        (1.68)        (1.79)        (1.59)
                                           --------      --------      --------      --------      --------

Net increase (decrease)                        3.98        (10.54)        (1.16)         1.14          0.49
Net asset value at beginning of year          14.09         24.63         25.79         24.65         24.16
                                           --------      --------      --------      --------      --------
Net asset value at end of year             $  18.07      $  14.09      $  24.63      $  25.79      $  24.65
                                           ========      ========      ========      ========      ========

TOTAL RETURN(2)                               29.9%        (37.1%)         3.3%         13.2%          9.6%

SUPPLEMENTAL DATA:
Net assets, end of year (000)              $ 23,148      $ 17,949      $ 29,688      $ 24,222      $  9,863

Ratio to average net assets:
  Expenses                                    0.90%         0.90%         0.88%         0.88%         0.92%
  Net investment income                       1.47%         1.84%         1.15%         1.22%         0.90%

Portfolio turnover rate                         12%           11%           11%           12%           17%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                           MONEY MARKET PORTFOLIO - CLASS O
                                           ----------------------------------------------------------------

                                                                    For years ended
                                           ----------------------------------------------------------------
                                           Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                             2009          2008          2007          2006          2005
                                           --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                   $  0.001      $  0.021      $  0.047      $  0.045      $  0.027
Net gain (loss) on investments                    -             -             -             -             -
                                           --------      --------      --------      --------      --------
  Total from investment operations            0.001         0.021         0.047         0.045         0.027
                                           --------      --------      --------      --------      --------

Shareholder distributions
  Net investment income                      (0.001)       (0.021)       (0.047)       (0.045)       (0.027)

Net increase (decrease)                           -             -             -             -             -
Net asset value at beginning of year           1.00          1.00          1.00          1.00          1.00
                                           --------      --------      --------      --------      --------
Net asset value at end of year             $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                           ========      ========      ========      ========      ========

TOTAL RETURN(2)                                0.1%          2.1%          4.8%          4.6%          2.7%

SUPPLEMENTAL DATA:
Net assets, end of year (000)              $196,110      $247,550      $201,056      $195,104      $179,484

Ratio to average net assets:
  Expenses                                    0.48%         0.49%         0.50%         0.50%         0.51%
  Expenses before waived fees and
     reimbursed expenses                      0.52%         0.49%         0.50%         0.50%         0.51%
  Net investment income                       0.11%         2.10%         4.70%         4.49%         2.69%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                        MONEY MARKET PORTFOLIO - ADVISOR CLASS
                                           ----------------------------------------------------------------

                                                                    For years ended
                                           ----------------------------------------------------------------
                                           Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                             2009          2008          2007          2006          2005
                                           --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                   $      -(3)   $  0.018      $  0.044      $  0.042      $  0.025
Net gain (loss) on investments                    -             -             -             -             -
                                           --------      --------      --------      --------      --------
  Total from investment operations                -         0.018         0.044         0.042         0.025
                                           --------      --------      --------      --------      --------

Shareholder distributions
  Net investment income                           -(3)     (0.018)       (0.044)       (0.042)       (0.025)

Net increase (decrease)                           -             -             -             -             -
Net asset value at beginning of year           1.00          1.00          1.00          1.00          1.00
                                           --------      --------      --------      --------      --------
Net asset value at end of year             $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                           ========      ========      ========      ========      ========

TOTAL RETURN(2)                                   -(4)       1.9%          4.5%          4.3%          2.4%

SUPPLEMENTAL DATA:
Net assets, end of year (000)              $ 33,396      $ 41,968      $ 36,655      $ 18,821      $ 11,081

Ratio to average net assets:
  Expenses                                    0.56%         0.79%         0.80%         0.80%         0.81%
  Expenses before waived fees and
     reimbursed expenses                      0.81%         0.79%         0.80%         0.80%         0.81%
  Net investment income                       0.03%         1.80%         4.38%         4.24%         2.50%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges.
(3) Less than $.0005 per share.
(4) Less than .05%.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                       INVESTMENT GRADE BOND PORTFOLIO - CLASS O
                                           ----------------------------------------------------------------

                                                                    For years ended
                                           ----------------------------------------------------------------
                                           Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                             2009          2008          2007          2006          2005
                                           --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                   $   0.53      $   0.56      $   0.54      $   0.53      $   0.46
Net gain (loss) on investments                 1.06         (0.68)         0.15         (0.11)        (0.21)
                                           --------      --------      --------      --------      --------
  Total from investment operations             1.59         (0.12)         0.69          0.42          0.25
                                           --------      --------      --------      --------      --------

Shareholder distributions
  Net investment income                       (0.57)        (0.58)        (0.54)        (0.58)        (0.46)
  Realized gain                               (0.07)            -             -             -             -
                                           --------      --------      --------      --------      --------

Net increase (decrease)                        0.95         (0.70)         0.15         (0.16)        (0.21)
Net asset value at beginning of year          10.19         10.89         10.74         10.90         11.11
                                           --------      --------      --------      --------      --------
Net asset value at end of year             $  11.14      $  10.19      $  10.89      $  10.74      $  10.90
                                           ========      ========      ========      ========      ========

TOTAL RETURN(2)                               15.5%         (1.0%)         6.4%          3.8%          2.1%

SUPPLEMENTAL DATA:
Net assets, end of year (000)              $131,261      $127,495      $131,941      $124,630      $143,020

Ratio to average net assets:
  Expenses                                    0.66%         0.64%         0.65%         0.64%         0.64%
  Net investment income                       4.83%         5.14%         4.98%         4.86%         4.10%

Portfolio turnover rate                         58%           20%           61%           67%           35%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                    INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
                                           ----------------------------------------------------------------

                                                                    For years ended
                                           ----------------------------------------------------------------
                                           Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                             2009          2008          2007          2006          2005
                                           --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                   $   0.49      $   0.52      $   0.51      $   0.50      $   0.43
Net gain (loss) on investments                 1.05         (0.66)         0.13         (0.11)        (0.22)
                                           --------      --------      --------      --------      --------
  Total from investment operations             1.54         (0.14)         0.64          0.39          0.21
                                           --------      --------      --------      --------      --------

Shareholder distributions
  Net investment income                       (0.53)        (0.55)        (0.50)        (0.55)        (0.43)
  Realized gain                               (0.07)            -             -             -             -
                                           --------      --------      --------      --------      --------

Net increase (decrease)                        0.94         (0.69)         0.14         (0.16)        (0.22)
Net asset value at beginning of year          10.17         10.86         10.72         10.88         11.10
                                           --------      --------      --------      --------      --------
Net asset value at end of year             $  11.11      $  10.17      $  10.86      $  10.72      $  10.88
                                           ========      ========      ========      ========      ========

TOTAL RETURN(2)                               15.2%         (1.2%)         6.1%          3.5%          1.8%

SUPPLEMENTAL DATA:
Net assets, end of year (000)              $  5,643      $  4,578      $  3,785      $  3,515      $  2,997

Ratio to average net assets:
  Expenses                                    0.96%         0.94%         0.95%         0.94%         0.94%
  Net investment income                       4.51%         4.86%         4.68%         4.58%         3.81%

Portfolio turnover rate                         58%           20%           61%           67%           35%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                          ASSET DIRECTOR PORTFOLIO - CLASS O
                                           ----------------------------------------------------------------

                                                                    For years ended
                                           ----------------------------------------------------------------
                                           Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                             2009          2008          2007          2006          2005
                                           --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                   $   0.38      $   0.52      $   0.50      $   0.46      $   0.35
Net gain (loss) on investments                 3.01         (5.26)         0.45          1.43          1.02
                                           --------      --------      --------      --------      --------
  Total from investment operations             3.39         (4.74)         0.95          1.89          1.37
                                           --------      --------      --------      --------      --------

Shareholder distributions
  Net investment income                       (0.39)        (0.57)        (0.49)        (0.44)        (0.33)
  Realized gain                                   -         (0.33)        (0.60)        (0.78)        (0.67)
                                           --------      --------      --------      --------      --------

Net increase (decrease)                        3.00         (5.64)        (0.14)         0.67          0.37
Net asset value at beginning of year          12.93         18.57         18.71         18.04         17.67
                                           --------      --------      --------      --------      --------
Net asset value at end of year             $  15.93      $  12.93      $  18.57      $  18.71      $  18.04
                                           ========      ========      ========      ========      ========

TOTAL RETURN(2)                               26.2%        (25.4%)         5.1%         10.5%          7.7%

SUPPLEMENTAL DATA:
Net assets, end of year (000)              $224,272      $190,669      $299,737      $271,853      $227,950

Ratio to average net assets:
  Expenses                                    0.61%         0.60%         0.59%         0.60%         0.62%
  Net investment income                       2.73%         3.12%         2.52%         2.44%         1.94%

Portfolio turnover rate                         19%           22%           28%           28%           17%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the year.

                                                       ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
                                           ----------------------------------------------------------------

                                                                    For years ended
                                           ----------------------------------------------------------------
                                           Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                             2009          2008          2007          2006          2005
                                           --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                   $   0.34      $   0.48      $   0.44      $   0.41      $   0.30
Net gain (loss) on investments                 2.98         (5.26)         0.45          1.42          1.00
                                           --------      --------      --------      --------      --------
  Total from investment operations             3.32         (4.78)         0.89          1.83          1.30
                                           --------      --------      --------      --------      --------

Shareholder distributions
  Net investment income                       (0.35)        (0.52)        (0.44)        (0.39)        (0.29)
  Realized gain                                   -         (0.33)        (0.60)        (0.78)        (0.67)
                                           --------      --------      --------      --------      --------

Net increase (decrease)                        2.97         (5.63)        (0.15)         0.66          0.34
Net asset value at beginning of year          12.88         18.51         18.66         18.00         17.66
                                           --------      --------      --------      --------      --------
Net asset value at end of year             $  15.85      $  12.88      $  18.51      $  18.66      $  18.00
                                           ========      ========      ========      ========      ========

TOTAL RETURN(2)                               25.8%        (25.7%)         4.8%         10.2%          7.3%

SUPPLEMENTAL DATA:
Net assets, end of year (000)              $ 49,586      $ 35,634      $ 40,979      $ 28,135      $ 15,679

Ratio to average net assets:
  Expenses                                    0.91%         0.90%         0.89%         0.90%         0.92%
  Net investment income                       2.42%         2.87%         2.24%         2.16%         1.66%

Portfolio turnover rate                         19%           22%           28%           28%           17%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                   SOCIALLY RESPONSIVE PORTFOLIO - CLASS O
                                                ---------------------------------------------------------------------------------

                                                                                                                 For the period
                                                                     For years ended                           March  31, 2006(4)
                                                --------------------------------------------------------             through
                                                Dec. 31, 2009         Dec. 31, 2008        Dec. 31, 2007          Dec. 31, 2006
                                                -------------         -------------        -------------       ------------------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                          $     0.07            $     0.11           $     0.10             $     0.06
Net gain (loss) on investments                          1.92                 (3.94)                0.26                   0.20
                                                  ----------            ----------           ----------             ----------
  Total from investment operations                      1.99                 (3.83)                0.36                   0.26
                                                  ----------            ----------           ----------             ----------

Shareholder distributions
  Net investment income                                (0.06)                (0.12)               (0.10)                 (0.05)
  Realized gain                                            -                     -                (0.08)                     -
                                                  ----------            ----------           ----------             ----------

Net increase (decrease)                                 1.93                 (3.95)                0.18                   0.21
Net asset value at beginning of period                  6.44                 10.39                10.21                  10.00
                                                  ----------            ----------           ----------             ----------
Net asset value at end of period                  $     8.37            $     6.44           $    10.39             $    10.21
                                                  ==========            ==========           ==========             ==========

TOTAL RETURN(2)                                        30.9%                (36.8%)                3.5%                   2.6%

SUPPLEMENTAL DATA:
Net assets, end of period (000)                   $    2,296            $    1,642           $    3,272             $    2,561

Ratio to average net assets:
  Expenses                                             1.20%                 1.20%                1.20%                  1.20%(3)
  Expenses before waived fees and
     reimbursed expenses                               3.70%                 2.74%                2.71%                  4.40%(3)
  Net investment income                                0.97%                 1.30%                0.89%                  0.81%(3)

Portfolio turnover rate                                   7%                   14%                   8%                     3%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3) Annualized.
(4) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

                                                                 SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS
                                                --------------------------------------------------------------------------------

                                                                                                                 For the period
                                                                     For years ended                           March  31, 2006(4)
                                                --------------------------------------------------------             through
                                                Dec. 31, 2009         Dec. 31, 2008        Dec. 31, 2007          Dec. 31, 2006
                                                -------------         -------------        -------------       ------------------
PER SHARE OPERATING PERFORMANCE:
Net investment income(1)                          $     0.05            $     0.09           $     0.06             $     0.04
Net gain (loss) on investments                          1.91                 (3.94)                0.26                   0.20
                                                  ----------            ----------           ----------             ----------
   Total from investment operations                     1.96                 (3.85)                0.32                   0.24
                                                  ----------            ----------           ----------             ----------

Shareholder distributions
   Net investment income                               (0.04)                (0.09)               (0.07)                 (0.03)
   Realized gain                                           -                     -                (0.08)                     -
                                                  ----------            ----------           ----------             ----------

Net increase (decrease)                                 1.92                 (3.94)                0.17                   0.21
Net asset value at beginning of period                  6.44                 10.38                10.21                  10.00
                                                  ----------            ----------           ----------             ----------
Net asset value at end of period                  $     8.36            $     6.44           $    10.38             $    10.21
                                                  ==========            ==========           ==========             ==========

TOTAL RETURN(2)                                        30.6%                (37.1%)                3.1%                   2.4%
SUPPLEMENTAL DATA:
Net assets, end of period (000)                   $    2,227            $    1,427           $    2,274             $    1,832

Ratio to average net assets:
   Expenses                                            1.50%                 1.50%                1.50%                  1.50%(3)
   Expenses before waived fees and
      reimbursed expenses                              3.98%                 3.07%                3.02%                  4.73%(3)
   Net investment income                               0.68%                 1.06%                0.59%                  0.51%(3)

Portfolio turnover rate                                   7%                   14%                   8%                     3%

(1) Net investment income is calculated based on average shares.
(2) The total return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.
(3) Annualized.
(4) Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

                          OTHER INFORMATION (unaudited)

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269 (x4634). This information is also available by accessing the SEC website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269 (x4634). Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                       MANAGEMENT OF THE FUND (unaudited)

MANAGEMENT INFORMATION

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. The Directors elect the officers of the Fund to actively supervise its day-to-day operations.

                                                                                      NUMBER OF
                                                         PRINCIPAL                    PORTFOLIOS IN
                        CURRENT         TERM OF OFFICE   OCCUPATION(S)                FUND COMPLEX    OTHER
NAME AND AGE AS OF      POSITION        AND LENGTH       DURING THE                   OVERSEEN BY     DIRECTORSHIPS
DECEMBER 31, 2009(1)    WITH THE FUND   OF SERVICE       PAST 5 YEARS                 DIRECTOR        HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------
JEAN L. WOJTOWICZ       Chairperson     Indefinite,      President, Cambridge              5          Vectren Corp.
Age 52                  of the Board    11/16/2007 to    Capital Management                           First Merchants
                                        present;         Corp. (1983 to present)                      Corp.
                                                                                                      First Internet
                        Director        Indefinite                                                    Bank of Indiana
                                        9/22/2003 to
                                        present

GILBERT F. VIETS        Chairman of     Indefinite,      Deputy Commissioner               5          St. Vincent Hospital
Age 66                  the Audit       11/16/2007 to    and Chief of Staff,                          Indianapolis
                        Committee       present;         Indiana Department of
                                                         Transportation (12/2006
                        Director        Indefinite,      until his retirement
                                        9/27/2004 to     in 11/2008); State of
                                        present          Indiana Office of
                                                         Management & Budget
                                                         (2005-12/2006); Chief
                                                         Financial Officer/Chief
                                                         Restructuring
                                                         Officer/Special Assistant
                                                         to the Chairman,
                                                         ATA Holdings, Inc.
                                                         (7/2004-11/2005);
                                                         Associate Clinical
                                                         Professor, Indiana
                                                         University
                                                         (8/2002-7/2004)

STEPHEN J. HELMICH,     Director        Indefinite,      President, Cathedral              5          None
Age 60                                  12/17/2004 to    High School
                                        present          (1999 to present)

JAMES L. ISCH(2)        Director        Indefinite,      Interim President,                5          None
Age 59                                  11/12/2009 to    NCAA (9/2009 to
                                        present          present); Senior Vice
                                                         President of
                                                         Administration and
                                                         CFO, NCAA
                                                         (1998 to 9/2009)

                                                                                      NUMBER OF
                                                         PRINCIPAL                    PORTFOLIOS IN
                        CURRENT         TERM OF OFFICE   OCCUPATION(S)                FUND COMPLEX    OTHER
NAME AND AGE AS OF      POSITION        AND LENGTH       DURING THE                   OVERSEEN BY     DIRECTORSHIPS
DECEMBER 31, 2009(1)    WITH THE FUND   OF SERVICE       PAST 5 YEARS                 DIRECTOR        HELD BY DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------
WILLIAM R. BROWN(3)     Director        Indefinite,      General Counsel                   5          Franklin College
Age 70                                  11/16/2007 to    & Secretary, American
                                        present          United Life Insurance
                                                         Company(R) (1/1986
                                                         until his retirement
                                                         in 8/2002)

(1) The directors of the Fund can be reached at OneAmerica Funds c/o Legal Department, One American Square, Indianapolis, Indiana 46282.
(2) Dr. Isch was elected by the majority of Board members on November 12, 2009.
(3) Mr. Brown, due to his previous employment with AUL and the current receipt of deferred compensation from AUL, may be deemed to be an "interested person" as defined by Section 2(a)(19) of the 1940 Act.

NAME AND AGE AS OF      CURRENT POSITION     TERM OF OFFICE AND     PRINCIPAL OCCUPATIONS DURING
DECEMBER 31, 2009(1)    WITH THE FUND        LENGTH OF SERVICE      THE PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------
J. Scott Davison,       President            Indefinite,            Chief Financial Officer, American United Life
Age 45                                       8/15/08 to             Insurance Company(R) (6/2004 to Present); Senior
                                             present                Vice President, Strategic Planning & Corporate
                                                                    Development (7/2002 - 6/2004)

Constance E. Lund,      Treasurer            Indefinite,            Senior Vice President, Corporate Finance, American
Age 56                                       2/2/00 to              United Life Insurance Company(R) (1/2000 to
                                             present                present); Treasurer, American United Life Insurance
                                                                    Company(R) (4/2009 to present)

Thomas M. Zurek,        Secretary            Indefinite,            General Counsel & Secretary, American United Life
Age 61                                       12/13/02 to            Insurance Company(R) (8/2002 to present)
                                             present

Daniel Schluge,         Assistant            Indefinite,            Controller, American United Life Insurance
Age 49                  Treasurer            2/23/07 to             Company(R) (7/2000 to present)
                                             present

Richard M. Ellery,      Assistant            Indefinite,            Associate General Counsel, American United Life
Age 38                  Secretary            8/24/07 to             Insurance Company(R) (1/2007 to present); Assistant
                                             present                General Counsel, American United Life Insurance
                                                                    Company(R) (5/2004-1/2007); Senior Counsel
                                                                    (11/2001-5/2004)

(1) The executive officers of the Fund can be reached at OneAmerica Funds c/o Legal Department, One American Square, Indianapolis, Indiana 46282.

Due to their current employment with AUL, Mr. Davison, Ms. Lund, Mr. Zurek, Mr. Schluge, and Mr. Ellery may be deemed to be "interested persons" as defined by
Section 2(a)(19) of the 1940 Act.

                      (This Page Intentionally Left Blank)

[LOGO OF ONEAMERICA]
    ONEAMERICA(R)
    FUNDS, INC.

-------------

OneAmerica(R) Funds, Inc.
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368
(317) 285-1111
www.oneamerica.com

--------------

(C) 2009 OneAmerica Financial Partners, Inc. All rights reserved. OneAmerica(R) and the OneAmerica banner are all registered trademarks of OneAmerica Financial Partners, Inc.

                                                             P-12757    12/31/09

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) There were no material amendments to the Code of Ethics in 2009.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by the shareholder report presented in
    Item 1 of this report.

(e) Not applicable.

(f) The registrant's Code of Ethics is attached as an exhibit in Item 12 of this report. If any person requests a copy of the Code of Ethics, a copy will be provided, free of charge. A person can request a copy by calling (317)285-1885 or (317) 285-1588.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Audit Committee has determined that Mr. Gilbert F. Viets is the "audit committee financial expert." This audit committee member is "independent," meaning that he is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (other than in his capacity as a Board or committee member).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $52,500 for 2009 and $52,500 for 2008.

(b) Audit Related Fees - There were no fees billed in either of the last two years for any audit related fees not reported in
                         Item 4(a).

(c) Tax Fees - The aggregate fees billed in each of the last two fiscal years for tax compliance, tax advice, tax planning, or tax preparation by the principal accountant to the registrant are $15,350 for 2009 and $15,350 for 2008.

(d) All Other Fees - There were no fees billed to the registrant in either of the last two fiscal years for any services other than those reported in paragraphs (a) - (c) of this Item 4.

(e) (1) The Audit Committee of the registrant meets with the principal accountant and management to review and pre-approve all audit services, tax services, and any other services to be performed by the principal accountant. All services performed by the principal accountant must be pre-approved. The Board of Directors authorized the Audit Committee to approve specific details regarding the engagement for audit and non-audit services, the full Board having previously determined no conflict exists in the provisions of such services in light of all other services provided by the consultant.

    (2) 100% of the services described in paragraphs (b) - (d) of this item were pre-approved by the Audit Committee of the registrant.

(f) No disclosure is required for this Item 4(f) by the registrant in 2009.

(g) The aggregate non-audit fees billed to the registrant by the principal accountant for the last two fiscal years are $15,350 for 2009 and $15,350 for 2008. The non-audit fees billed by the principal accountant to the registrant's investment adviser are $97,000 for 2009 and $113,700 for 2008.

(h) The Audit Committee has considered whether any provision for non-audit services performed by the principal accountant that were not pre-approved is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

     (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics pursuant to Item 2 of FORM N-CSR is filed and attached hereto as Ex-99.CODE ETH.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.302 CERT.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a- 2(b)) are attached hereto as Exhibit 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       OneAmerica Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ J. Scott Davison
                       ---------------------------------------------------------
                                    J. Scott Davison, President

Date                                March 3, 2010
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ J. Scott Davison
                         -------------------------------------------------------
                                    J. Scott Davison, President

Date                                March 3, 2010
    ----------------------------------------------------------------------------

By (Signature and Title)*           /s/ Constance E. Lund
                         -------------------------------------------------------
                                    Constance E. Lund, Treasurer

Date                                February 26, 2010
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.